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                                TABLE OF CONTENTS




Message from New York Life Insurance and Annuity Corporation............      3

Performance Summaries...................................................      4

NYLIAC Variable Annuity Separate Account - IV
Statement of Assets and Liabilities.....................................     12
Statement of Operations.................................................     18
Statement of Changes in Net Assets......................................     24
Notes to Financial Statements...........................................     32
Report of Independent Registered Public Accounting Firm.................     50

The Annual Reports listed below follow:

MainStay VP Series Fund, Inc.
  Balanced Portfolio - Service Class
  Bond Portfolio - Service Class
  Capital Appreciation Portfolio - Service Class
  Cash Management Portfolio
  Common Stock Portfolio - Service Class
  Conservative Allocation Portfolio - Service Class
  Convertible Portfolio - Service Class
  Developing Growth Portfolio - Service Class
  Floating Rate Portfolio - Service Class
  Government Portfolio - Service Class
  Growth Allocation Portfolio - Service Class
  High Yield Corporate Bond Portfolio - Service Class
  ICAP Select Equity Portfolio - Service Class
  International Equity Portfolio - Service Class
  Large Cap Growth Portfolio - Service Class
  Mid Cap Core Portfolio - Service Class
  Mid Cap Growth Portfolio - Service Class
  Mid Cap Value Portfolio - Service Class
  Moderate Allocation Portfolio - Service Class
  Moderate Growth Allocation Portfolio - Service Class
  S&P 500 Index Portfolio - Service Class
  Small Cap Growth Portfolio - Service Class
  Total Return Portfolio - Service Class
  Value Portfolio - Service Class
Alger American Small Capitalization - Class S Shares (closed to new investors)
CVS Calvert Social Balanced Portfolio
Columbia Small Cap Value Fund, Variable Series - Class B
Dreyfus IP Technology Growth - Service Shares
Fidelity(R) VIP Contrafund(R) - Service Class 2
Fidelity(R) VIP Equity-Income - Service Class 2
Fidelity(R) VIP Mid Cap - Service Class 2
Janus Aspen Series Balanced - Service Shares
Janus Aspen Series Worldwide Growth - Service Shares
MFS(R) Investors Trust Series - Service Class
MFS(R) Research Series - Service Class
MFS(R) Utilities Series - Service Class
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class S
Royce Micro-Cap Portfolio - Investment Class
Royce Small-Cap Portfolio - Investment Class
T. Rowe Price Equity Income Portfolio - II
Van Eck Worldwide Hard Assets
Van Kampen UIF Emerging Markets Equity - Class II
Victory VIF Diversified Stock - Class A Shares


PLEASE SEE THE INDIVIDUAL FUND ANNUAL REPORTS FOR ANY APPLICABLE FUND PROSPECTUS SUPPLEMENT(S) THAT MAY HAVE BEEN INCLUDED.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

MESSAGE FROM NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

--------------------------------------------------------------------------------

Dear Policyowner:

We're pleased to present the December 31, 2007 Annual Report for your New York Life Insurance and Annuity Corporation variable annuity and/or variable universal life policy.

This report contains performance information, financial statements, notes and highlights, and other pertinent data for each of the Investment Divisions available under your policy. In addition, some of the portfolio managers provide a discussion of their portfolio's performance.

We encourage you to take the time to review this information and evaluate the plans you have in place. Now would also be a good time to get in touch with your Registered Representative. He or she is a trained professional who can help you devise a strategy to meet your financial objectives.

Although no one knows for certain what the future may bring, we want to assure you of our commitment to helping you plan for your financial goals. We appreciate the trust you have placed with our company, and we will continue to evaluate our products and services in order to keep them responsive to your financial needs and the changing times.

February 2008

NEW YORK LIFE (FORMERLY LIFESTAGES(R)) ELITE VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT--IV
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2007(1)

                                                                           INVESTMENT
                                                              PORTFOLIO     DIVISION
                                                              INCEPTION     INCEPTION
INVESTMENT DIVISIONS                                             DATE        DATE(1)
Alger American Small Capitalization--Class S Shares(4)           5/1/02      9/29/03
CVS Calvert Social Balanced Portfolio                            9/2/86      9/29/03
Columbia Small Cap Value Fund, Variable Series--Class B          6/1/00     11/15/04
Dreyfus IP Technology Growth--Service Shares                   12/29/00      9/29/03
Fidelity(R) VIP Contrafund(R)--Service Class 2                  1/12/00      9/29/03
Fidelity(R) VIP Equity-Income--Service Class 2                  1/12/00      9/29/03
Fidelity(R) VIP Mid Cap--Service Class 2                        1/12/00      9/29/03
Janus Aspen Series Balanced--Service Shares                    12/31/99      9/29/03
Janus Aspen Series Worldwide Growth--Service Shares            12/31/99      9/29/03
MainStay VP Balanced--Service Class                              5/1/05       5/1/05
MainStay VP Bond--Service Class                                  6/2/03      9/29/03
MainStay VP Capital Appreciation--Service Class                  6/2/03      9/29/03
MainStay VP Cash Management--Current 7-day yield is 4.29%(5)    1/29/93      9/29/03
MainStay VP Common Stock--Service Class                          6/2/03      9/29/03
MainStay VP Conservative Allocation--Service Class              2/13/06      2/13/06
MainStay VP Convertible--Service Class                           6/2/03      9/29/03
MainStay VP Developing Growth--Service Class                     6/2/03      9/29/03
MainStay VP Floating Rate--Service Class                         5/1/05       5/1/05
MainStay VP Government--Service Class                            6/2/03      9/29/03
MainStay VP Growth Allocation--Service Class                    2/13/06      2/13/06
MainStay VP High Yield Corporate Bond--Service Class             6/2/03      9/29/03
MainStay VP ICAP Select Equity--Service Class(6)                 6/2/03      9/29/03
MainStay VP International Equity--Service Class                  6/2/03      9/29/03
MainStay VP Large Cap Growth--Service Class                      6/2/03      9/29/03
MainStay VP Mid Cap Core--Service Class                          6/2/03      9/29/03
MainStay VP Mid Cap Growth--Service Class                        6/2/03      9/29/03
MainStay VP Mid Cap Value--Service Class                         6/2/03      9/29/03
MainStay VP Moderate Allocation--Service Class                  2/13/06      2/13/06
MainStay VP Moderate Growth Allocation--Service Class           2/13/06      2/13/06
MainStay VP S&P 500 Index(7)--Service Class                      6/2/03      9/29/03
MainStay VP Small Cap Growth--Service Class                      6/2/03      9/29/03
MainStay VP Total Return--Service Class                          6/2/03      9/29/03
MainStay VP Value--Service Class                                 6/2/03      9/29/03
MFS(R) Investors Trust Series--Service Class                     5/1/00      9/29/03
MFS(R) Research Series--Service Class                            5/1/00      9/29/03
MFS(R) Utilities Series--Service Class                           5/1/00       5/1/04
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S          2/18/03       5/1/04
Royce Micro-Cap Portfolio--Investment Class                    12/27/96       5/1/05
Royce Small-Cap Portfolio--Investment Class                    12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio-II                        4/30/02      9/29/03
Van Eck Worldwide Hard Assets                                    9/1/89      9/29/03
Van Kampen UIF Emerging Markets Equity--Class II                1/10/03      9/29/03
Victory VIF Diversified Stock--Class A Shares                    7/1/99       5/1/04

-------------------------------------------------------------------------------------
                                                              Negative numbers appear
                                                                  in parentheses.

                                                             ---------------------------------------------------------
                                                                             ASSUMING NO SURRENDER(%)(2)

                                                                                                              SINCE
                                                                                                           INVESTMENT
                                                                 1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American Small Capitalization--Class S Shares(4)         16.94      17.74      22.04        N/A         19.23
CVS Calvert Social Balanced Portfolio                           2.76       5.70       8.81       4.66          6.92
Columbia Small Cap Value Fund, Variable Series--Class B        (2.58)      7.04      15.92        N/A          7.75
Dreyfus IP Technology Growth--Service Shares                   14.44       7.20      13.21        N/A          7.88
Fidelity(R) VIP Contrafund(R)--Service Class 2                 17.30      15.10      17.62      10.35         16.91
Fidelity(R) VIP Equity-Income--Service Class 2                  1.27       8.64      13.15       6.44         10.94
Fidelity(R) VIP Mid Cap--Service Class 2                       15.34      15.23      21.40        N/A         20.48
Janus Aspen Series Balanced--Service Shares                    10.29       9.45      10.06        N/A         10.18
Janus Aspen Series Worldwide Growth--Service Shares             9.36      10.84      11.97        N/A         10.49
MainStay VP Balanced--Service Class                             2.55        N/A        N/A        N/A          6.67
MainStay VP Bond--Service Class                                 6.25       4.13       4.10       5.47          4.16
MainStay VP Capital Appreciation--Service Class                12.11       8.08      10.69       3.03          9.15
MainStay VP Cash Management--Current 7-day yield is 4.29%(5)    4.84       4.13       2.77       3.51          3.14
MainStay VP Common Stock--Service Class                         4.88       9.38      12.78       6.06         11.91
MainStay VP Conservative Allocation--Service Class              7.23        N/A        N/A        N/A          7.61
MainStay VP Convertible--Service Class                         14.57      10.30      11.61       8.07         10.74
MainStay VP Developing Growth--Service Class                   35.76      19.45      19.98        N/A         16.99
MainStay VP Floating Rate--Service Class                        2.31        N/A        N/A        N/A          3.72
MainStay VP Government--Service Class                           6.42       4.09       3.39       5.09          3.80
MainStay VP Growth Allocation--Service Class                   10.14        N/A        N/A        N/A         11.90
MainStay VP High Yield Corporate Bond--Service Class            2.05       5.40      12.36       7.53          8.48
MainStay VP ICAP Select Equity--Service Class(6)                6.59      10.10      13.61        N/A         11.65
MainStay VP International Equity--Service Class                 4.67      13.89      17.53       8.93         17.26
MainStay VP Large Cap Growth--Service Class                    21.05      10.47      10.90        N/A          7.95
MainStay VP Mid Cap Core--Service Class                         4.77      11.56      18.00        N/A         15.11
MainStay VP Mid Cap Growth--Service Class                      15.50      13.70      21.03        N/A         18.32
MainStay VP Mid Cap Value--Service Class                       (1.39)      5.75      12.28        N/A         11.15
MainStay VP Moderate Allocation--Service Class                  8.46        N/A        N/A        N/A          9.07
MainStay VP Moderate Growth Allocation--Service Class           9.13        N/A        N/A        N/A         10.29
MainStay VP S&P 500 Index(7)--Service Class                     4.96       8.09      12.22       5.39         10.71
MainStay VP Small Cap Growth--Service Class                    (3.43)      2.06      10.40        N/A          7.13
MainStay VP Total Return--Service Class                         7.24       7.55       9.52       5.13          8.37
MainStay VP Value--Service Class                                1.94       8.60      12.56       5.23         11.84
MFS(R) Investors Trust Series--Service Class                   10.03       9.89      12.43        N/A         11.14
MFS(R) Research Series--Service Class                          12.93      10.21      13.98        N/A         12.45
MFS(R) Utilities Series--Service Class                         27.56      24.88      27.94        N/A         29.60
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S         22.20      16.63        N/A        N/A         19.02
Royce Micro-Cap Portfolio--Investment Class                     3.98      12.00      19.00      15.60         17.68
Royce Small-Cap Portfolio--Investment Class                    (2.14)      7.44      16.94      13.61          9.56
T. Rowe Price Equity Income Portfolio-II                        3.03       8.22      12.71        N/A         12.20
Van Eck Worldwide Hard Assets                                  45.36      40.01      37.62      14.87         38.32
Van Kampen UIF Emerging Markets Equity--Class II               40.46      37.10        N/A        N/A         36.27
Victory VIF Diversified Stock--Class A Shares                   9.95      10.77      14.84        N/A         12.10

----------------------------------------------------------------------------------------------------------------------
                                                                       Negative numbers appear in parentheses.


                                                             ---------------------------------------------------------
                                                                                ASSUMING SURRENDER(%)

                                                                                                              SINCE
                                                                                                           INVESTMENT
                                                                 1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American Small Capitalization--Class S Shares(4)           8.94     15.79      21.49        N/A         18.43
CVS Calvert Social Balanced Portfolio                           (4.64)     3.25       7.94       4.66          5.73
Columbia Small Cap Value Fund, Variable Series--Class B         (9.59)     4.66      15.25        N/A          5.78
Dreyfus IP Technology Growth--Service Shares                     6.44      4.83      12.47        N/A          6.76
Fidelity(R) VIP Contrafund(R)--Service Class 2                   9.30     13.05      16.98      10.35         16.06
Fidelity(R) VIP Equity-Income--Service Class 2                  (6.02)     6.33      12.41       6.44          9.91
Fidelity(R) VIP Mid Cap--Service Class 2                         7.34     13.18      20.84        N/A         19.71
Janus Aspen Series Balanced--Service Shares                      2.35      7.17       9.22        N/A          9.13
Janus Aspen Series Worldwide Growth--Service Shares              1.49      8.62      11.20        N/A          9.45
MainStay VP Balanced--Service Class                             (4.83)      N/A        N/A        N/A          3.91
MainStay VP Bond--Service Class                                 (1.40)     1.61       3.06       5.47          2.89
MainStay VP Capital Appreciation--Service Class                  4.11      5.75       9.88       3.03          8.07
MainStay VP Cash Management--Current 7-day yield is 4.29%(5)    (2.71)     1.61       1.67       3.51          1.83
MainStay VP Common Stock--Service Class                         (2.67)     7.10      12.03       6.06         10.92
MainStay VP Conservative Allocation--Service Class              (0.49)      N/A        N/A        N/A          3.44
MainStay VP Convertible--Service Class                           6.57      8.06      10.83       8.07          9.71
MainStay VP Developing Growth--Service Class                    27.76     17.55      19.40        N/A         16.13
MainStay VP Floating Rate--Service Class                        (5.06)      N/A        N/A        N/A          0.85
MainStay VP Government--Service Class                           (1.24)     1.56       2.32       5.09          2.52
MainStay VP Growth Allocation--Service Class                     2.21       N/A        N/A        N/A          7.99
MainStay VP High Yield Corporate Bond--Service Class            (5.29)     2.94      11.60       7.53          7.38
MainStay VP ICAP Select Equity--Service Class(6)                (1.08)     7.85      12.88        N/A         10.63
MainStay VP International Equity--Service Class                 (2.86)    11.80      16.90       8.93         16.41
MainStay VP Large Cap Growth--Service Class                     13.05      8.24      10.10        N/A          6.82
MainStay VP Mid Cap Core--Service Class                         (2.78)     9.37      17.37        N/A         14.20
MainStay VP Mid Cap Growth--Service Class                        7.50     11.60      20.46        N/A         17.50
MainStay VP Mid Cap Value--Service Class                        (8.49)     3.31      11.51        N/A         10.13
MainStay VP Moderate Allocation--Service Class                   0.65       N/A        N/A        N/A          5.04
MainStay VP Moderate Growth Allocation--Service Class            1.27       N/A        N/A        N/A          6.30
MainStay VP S&P 500 Index(7)--Service Class                     (2.60)     5.76      11.46       5.39          9.69
MainStay VP Small Cap Growth--Service Class                    (10.38)    (0.45)      9.58        N/A          5.98
MainStay VP Total Return--Service Class                         (0.48)     5.19       8.67       5.13          7.27
MainStay VP Value--Service Class                                (5.40)     6.29      11.80       5.23         10.85
MFS(R) Investors Trust Series--Service Class                     2.11      7.64      11.67        N/A         10.12
MFS(R) Research Series--Service Class                            4.93      7.97      13.26        N/A         11.46
MFS(R) Utilities Series--Service Class                          19.56     23.14      27.49        N/A         28.61
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S          14.20     14.64        N/A        N/A         17.78
Royce Micro-Cap Portfolio--Investment Class                     (3.51)     9.83      18.39      15.60         15.35
Royce Small-Cap Portfolio--Investment Class                     (9.18)     5.08      16.29      13.61          6.93
T. Rowe Price Equity Income Portfolio-II                        (4.39)     5.90      11.95        N/A         11.22
Van Eck Worldwide Hard Assets                                   37.36     38.64      37.28      14.87         37.80
Van Kampen UIF Emerging Markets Equity--Class II                32.46     35.67        N/A        N/A         35.75
Victory VIF Diversified Stock--Class A Shares                    2.04      8.56      14.14        N/A         10.66

----------------------------------------------------------------------------------------------------------------------
                                                                       Negative numbers appear in parentheses.



PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED. A POLICY SERVICE CHARGE, EQUAL TO $30 OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND UPON SURRENDER IF THE ACCUMULATION VALUE IS LESS THAN $100,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $100,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SURRENDER CHARGE FOR EACH PREMIUM PAYMENT IS 8, DECLINING TO 3% (OR 2% FOR SINGLE PREMIUM POLICIES) BY THE 8TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY (THE PENALTY TAX IS INCREASED TO 25% IN THE CASE OF A DISTRIBUTION FROM A SIMPLE IRA WITHIN THE FIRST TWO YEARS OF YOUR PARTICIPATION IN THE SIMPLE IRA
PLAN). THE INVESTMENT DIVISIONS OFFERED THROUGH THE NEW YORK LIFE ELITE VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NEW YORK LIFE (FORMERLY LIFESTAGES(R)) ELITE VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY
SEPARATE ACCOUNT--IV
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2007(1)

(1) The New York Life Elite Variable Annuity was first offered for sale on September 29, 2003. Certain Portfolios existed prior to that date. The performance for the MainStay VP Series Fund, Inc. Service Class portfolios are based on the Initial Class Portfolio Inception Date (where applicable). The performance for all other funds is based on the Portfolio Inception Date reflected in the performance summary. The hypothetical performance has been modified to reflect Fund annual expenses as if the policy had been available during the periods shown.

    The performance shown is for the indicated classes/shares only. These classes/shares impose a 12b-1 fee (except CVS Calvert Social Balanced Portfolio, MainStay VP Cash Management, Royce Micro-Cap
    Portfolio--Investment Class, Royce Small-Cap Portfolio--Investment Class and Van Eck Worldwide Hard Assets). Performance for these classes/shares may be lower than the returns for those classes/shares that do not impose a 12b-1 fee.

    The New York Life Elite Variable Annuity differs from many other variable annuity policies in that the Mortality and Expense Risk and Administrative Costs Charge (M&E) is calculated as a percentage of your Adjusted Premium Payments under the policy (excluding premiums allocated to the Fixed Account), rather than as percentage of Separate Account assets. Therefore, the 1.70% M&E charge is not reflected in the performance of the Investment Divisions, but will be deducted quarterly by reducing the number of Accumulation Units in the Investment Divisions you have selected. Since market performance is reflected through fluctuations in the value of an Accumulation Unit, owning fewer Accumulation Units over time will result in a gradual reduction in the value of the Policy, regardless of market performance, when compared to the result of a traditional charge structure. Please refer to your prospectus for more details.

(2) Assumes no deduction for surrender charges.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) New allocations to the Alger American Small Capitalization--Class S Shares Investment Division, will not be accepted from policyowners who were not invested in the investment division as of June 1, 2007.

(5) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE CURRENT YIELD AS OF DECEMBER 31, 2007 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(6) The MainStay VP Income & Growth--Service Class Portfolio merged with and into the MainStay VP ICAP Select Equity--Service Class Portfolio on August 17, 2007.

(7) The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring Large-Cap U.S. stock market performance. "S&P 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase an Index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

SMRU # 362147 CV

NEW YORK LIFE (FORMERLY LIFESTAGES(R)) PREMIUM PLUS ELITE VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT--IV AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2007(1)

                                                                           INVESTMENT
                                                              PORTFOLIO     DIVISION
                                                              INCEPTION     INCEPTION
INVESTMENT DIVISIONS                                             DATE        DATE(1)
Alger American Small Capitalization--Class S Shares(4)           5/1/02     11/15/04
CVS Calvert Social Balanced Portfolio                            9/2/86     11/15/04
Columbia Small Cap Value Fund, Variable Series--Class B          6/1/00     11/15/04
Dreyfus IP Technology Growth--Service Shares                   12/29/00     11/15/04
Fidelity(R) VIP Contrafund(R)--Service Class 2                  1/12/00     11/15/04
Fidelity(R) VIP Equity-Income--Service Class 2                  1/12/00     11/15/04
Fidelity(R) VIP Mid Cap--Service Class 2                        1/12/00     11/15/04
Janus Aspen Series Balanced--Service Shares                    12/31/99     11/15/04
Janus Aspen Series Worldwide Growth--Service Shares            12/31/99     11/15/04
MainStay VP Balanced--Service Class                              5/1/05       5/1/05
MainStay VP Bond--Service Class                                  6/2/03     11/15/04
MainStay VP Capital Appreciation--Service Class                  6/2/03     11/15/04
MainStay VP Cash Management--Current 7-day yield is 4.29%(5)    1/29/93     11/15/04
MainStay VP Common Stock--Service Class                          6/2/03     11/15/04
MainStay VP Conservative Allocation--Service Class              2/13/06      2/13/06
MainStay VP Convertible--Service Class                           6/2/03     11/15/04
MainStay VP Developing Growth--Service Class                     6/2/03     11/15/04
MainStay VP Floating Rate--Service Class                         5/1/05       5/1/05
MainStay VP Government--Service Class                            6/2/03     11/15/04
MainStay VP Growth Allocation--Service Class                    2/13/06      2/13/06
MainStay VP High Yield Corporate Bond--Service Class             6/2/03     11/15/04
MainStay VP ICAP Select Equity--Service Class(6)                 6/2/03     11/15/04
MainStay VP International Equity--Service Class                  6/2/03     11/15/04
MainStay VP Large Cap Growth--Service Class                      6/2/03     11/15/04
MainStay VP Mid Cap Core--Service Class                          6/2/03     11/15/04
MainStay VP Mid Cap Growth--Service Class                        6/2/03     11/15/04
MainStay VP Mid Cap Value--Service Class                         6/2/03     11/15/04
MainStay VP Moderate Allocation--Service Class                  2/13/06      2/13/06
MainStay VP Moderate Growth Allocation--Service Class           2/13/06      2/13/06
MainStay VP S&P 500 Index(7)--Service Class                      6/2/03     11/15/04
MainStay VP Small Cap Growth--Service Class                      6/2/03     11/15/04
MainStay VP Total Return--Service Class                          6/2/03     11/15/04
MainStay VP Value--Service Class                                 6/2/03     11/15/04
MFS(R) Investors Trust Series--Service Class                     5/1/00     11/15/04
MFS(R) Research Series--Service Class                            5/1/00     11/15/04
MFS(R) Utilities Series--Service Class                           5/1/00     11/15/04
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S          2/18/03     11/15/04
Royce Micro-Cap Portfolio--Investment Class                    12/27/96       5/1/05
Royce Small-Cap Portfolio--Investment Class                    12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio-II                        4/30/02     11/15/04
Van Eck Worldwide Hard Assets                                    9/1/89     11/15/04
Van Kampen UIF Emerging Markets Equity--Class II                1/10/03     11/15/04
Victory VIF Diversified Stock--Class A Shares                    7/1/99     11/15/04

-------------------------------------------------------------------------------------
                                                              Negative numbers appear
                                                                  in parentheses.

                                                             ---------------------------------------------------------
                                                                             ASSUMING NO SURRENDER(%)(2)

                                                                                                              SINCE
                                                                                                           INVESTMENT
                                                                 1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American Small Capitalization--Class S Shares(4)         16.94      17.74      22.04        N/A         19.23
CVS Calvert Social Balanced Portfolio                           2.76       5.70       8.81       4.66          6.92
Columbia Small Cap Value Fund, Variable Series--Class B        (2.58)      7.04      15.92        N/A          7.75
Dreyfus IP Technology Growth--Service Shares                   14.44       7.20      13.21        N/A          7.88
Fidelity(R) VIP Contrafund(R)--Service Class 2                 17.30      15.10      17.62      10.35         16.91
Fidelity(R) VIP Equity-Income--Service Class 2                  1.27       8.64      13.15       6.44         10.94
Fidelity(R) VIP Mid Cap--Service Class 2                       15.34      15.23      21.40        N/A         20.48
Janus Aspen Series Balanced--Service Shares                    10.29       9.45      10.06        N/A         10.18
Janus Aspen Series Worldwide Growth--Service Shares             9.36      10.84      11.97        N/A         10.49
MainStay VP Balanced--Service Class                             2.55        N/A        N/A        N/A          6.67
MainStay VP Bond--Service Class                                 6.25       4.13       4.10       5.47          4.16
MainStay VP Capital Appreciation--Service Class                12.11       8.08      10.69       3.03          9.15
MainStay VP Cash Management--Current 7-day yield is 4.29%(5)    4.84       4.13       2.77       3.51          3.14
MainStay VP Common Stock--Service Class                         4.88       9.38      12.78       6.06         11.91
MainStay VP Conservative Allocation--Service Class              7.23        N/A        N/A        N/A          7.61
MainStay VP Convertible--Service Class                         14.57      10.30      11.61       8.07         10.74
MainStay VP Developing Growth--Service Class                   35.76      19.45      19.98        N/A         16.99
MainStay VP Floating Rate--Service Class                        2.31        N/A        N/A        N/A          3.72
MainStay VP Government--Service Class                           6.42       4.09       3.39       5.09          3.80
MainStay VP Growth Allocation--Service Class                   10.14        N/A        N/A        N/A         11.90
MainStay VP High Yield Corporate Bond--Service Class            2.05       5.40      12.36       7.53          8.48
MainStay VP ICAP Select Equity--Service Class(6)                6.59      10.10      13.61        N/A         11.65
MainStay VP International Equity--Service Class                 4.67      13.89      17.53       8.93         17.26
MainStay VP Large Cap Growth--Service Class                    21.05      10.47      10.90        N/A          7.95
MainStay VP Mid Cap Core--Service Class                         4.77      11.56      18.00        N/A         15.11
MainStay VP Mid Cap Growth--Service Class                      15.50      13.70      21.03        N/A         18.32
MainStay VP Mid Cap Value--Service Class                       (1.39)      5.75      12.28        N/A         11.15
MainStay VP Moderate Allocation--Service Class                  8.46        N/A        N/A        N/A          9.07
MainStay VP Moderate Growth Allocation--Service Class           9.13        N/A        N/A        N/A         10.29
MainStay VP S&P 500 Index(7)--Service Class                     4.96       8.09      12.22       5.39         10.71
MainStay VP Small Cap Growth--Service Class                    (3.43)      2.06      10.40        N/A          7.13
MainStay VP Total Return--Service Class                         7.24       7.55       9.52       5.13          8.37
MainStay VP Value--Service Class                                1.94       8.60      12.56       5.23         11.84
MFS(R) Investors Trust Series--Service Class                   10.03       9.89      12.43        N/A         11.14
MFS(R) Research Series--Service Class                          12.93      10.21      13.98        N/A         12.45
MFS(R) Utilities Series--Service Class                         27.56      24.88      27.94        N/A         29.60
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S         22.20      16.63        N/A        N/A         19.02
Royce Micro-Cap Portfolio--Investment Class                     3.98      12.00      19.00      15.60         17.68
Royce Small-Cap Portfolio--Investment Class                    (2.14)      7.44      16.94      13.61          9.56
T. Rowe Price Equity Income Portfolio-II                        3.03       8.22      12.71        N/A         12.20
Van Eck Worldwide Hard Assets                                  45.36      40.01      37.62      14.87         38.32
Van Kampen UIF Emerging Markets Equity--Class II               40.46      37.10        N/A        N/A         36.27
Victory VIF Diversified Stock--Class A Shares                   9.95      10.77      14.84        N/A         12.10

----------------------------------------------------------------------------------------------------------------------
                                                                       Negative numbers appear in parentheses.


                                                             ---------------------------------------------------------
                                                                                ASSUMING SURRENDER(%)

                                                                                                              SINCE
                                                                                                           INVESTMENT
                                                                 1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American Small Capitalization--Class S Shares(4)           8.94     15.79      21.49        N/A         18.43
CVS Calvert Social Balanced Portfolio                           (4.64)     3.25       7.94       4.46          5.73
Columbia Small Cap Value Fund, Variable Series--Class B         (9.59)     4.66      15.25        N/A          5.78
Dreyfus IP Technology Growth--Service Shares                     6.44      4.83      12.47        N/A          6.76
Fidelity(R) VIP Contrafund(R)--Service Class 2                   9.30     13.05      16.98      10.22         16.06
Fidelity(R) VIP Equity-Income--Service Class 2                  (6.02)     6.33      12.41       6.27          9.91
Fidelity(R) VIP Mid Cap--Service Class 2                         7.34     13.18      20.84        N/A         19.71
Janus Aspen Series Balanced--Service Shares                      2.35      7.17       9.22        N/A          9.13
Janus Aspen Series Worldwide Growth--Service Shares              1.49      8.62      11.20        N/A          9.45
MainStay VP Balanced--Service Class                             (4.83)      N/A        N/A        N/A          3.91
MainStay VP Bond--Service Class                                 (1.40)     1.61       3.06       5.29          2.89
MainStay VP Capital Appreciation--Service Class                  4.11      5.75       9.88       2.80          8.07
MainStay VP Cash Management--Current 7-day yield is 4.29%(5)    (2.71)     1.61       1.67       3.28          1.83
MainStay VP Common Stock--Service Class                         (2.67)     7.10      12.03       5.88         10.92
MainStay VP Conservative Allocation--Service Class              (0.49)      N/A        N/A        N/A          3.44
MainStay VP Convertible--Service Class                           6.57      8.06      10.83       7.92          9.71
MainStay VP Developing Growth--Service Class                    27.76     17.55      19.40        N/A         16.13
MainStay VP Floating Rate--Service Class                        (5.06)      N/A        N/A        N/A          0.85
MainStay VP Government--Service Class                           (1.24)     1.56       2.32       4.89          2.52
MainStay VP Growth Allocation--Service Class                     2.21       N/A        N/A        N/A          7.99
MainStay VP High Yield Corporate Bond--Service Class            (5.29)     2.94      11.60       7.38          7.38
MainStay VP ICAP Select Equity--Service Class(6)                (1.08)     7.85      12.88        N/A         10.63
MainStay VP International Equity--Service Class                 (2.86)    11.80      16.90       8.79         16.41
MainStay VP Large Cap Growth--Service Class                     13.05      8.24      10.10        N/A          6.82
MainStay VP Mid Cap Core--Service Class                         (2.78)     9.37      17.37        N/A         14.20
MainStay VP Mid Cap Growth--Service Class                        7.50     11.60      20.46        N/A         17.50
MainStay VP Mid Cap Value--Service Class                        (8.49)     3.31      11.51        N/A         10.13
MainStay VP Moderate Allocation--Service Class                   0.65       N/A        N/A        N/A          5.04
MainStay VP Moderate Growth Allocation--Service Class            1.27       N/A        N/A        N/A          6.30
MainStay VP S&P 500 Index(7)--Service Class                     (2.60)     5.76      11.46       5.20          9.69
MainStay VP Small Cap Growth--Service Class                    (10.38)    (0.45)      9.58        N/A          5.98
MainStay VP Total Return--Service Class                         (0.48)     5.19       8.67       4.94          7.27
MainStay VP Value--Service Class                                (5.40)     6.29      11.80       5.04         10.85
MFS(R) Investors Trust Series--Service Class                     2.11      7.64      11.67        N/A         10.12
MFS(R) Research Series--Service Class                            4.93      7.97      13.26        N/A         11.46
MFS(R) Utilities Series--Service Class                          19.56     23.14      27.49        N/A         28.61
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S          14.20     14.64        N/A        N/A         17.78
Royce Micro-Cap Portfolio--Investment Class                     (3.51)     9.83      18.39      15.52         15.35
Royce Small-Cap Portfolio--Investment Class                     (9.18)     5.08      16.29      13.52          6.93
T. Rowe Price Equity Income Portfolio-II                        (4.39)     5.90      11.95        N/A         11.22
Van Eck Worldwide Hard Assets                                   37.36     38.64      37.28      14.78         37.80
Van Kampen UIF Emerging Markets Equity--Class II                32.46     35.67        N/A        N/A         35.75
Victory VIF Diversified Stock--Class A Shares                    2.04      8.56      14.14        N/A         10.66

----------------------------------------------------------------------------------------------------------------------
                                                                       Negative numbers appear in parentheses.



PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED. A POLICY SERVICE CHARGE, EQUAL TO $30 OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND UPON SURRENDER IF THE ACCUMULATION VALUE IS LESS THAN $100,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $100,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SURRENDER CHARGE FOR EACH PREMIUM PAYMENT IS 8%, DECLINING TO 3% (OR 1% FOR SINGLE PREMIUM POLICIES) BY THE 10TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY (THE PENALTY TAX IS INCREASED TO 25% IN THE CASE OF A DISTRIBUTION FROM A SIMPLE IRA WITHIN THE FIRST TWO YEARS OF YOUR PARTICIPATION IN THE SIMPLE IRA
PLAN). THE INVESTMENT DIVISIONS OFFERED THROUGH THE NEW YORK LIFE PREMIUM PLUS ELITE VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCTS AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NEW YORK LIFE (FORMERLY LIFESTAGES(R)) PREMIUM PLUS ELITE VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE
ANNUITY SEPARATE ACCOUNT--IV
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2007(1)

(1) The New York Life Premium Plus Elite Variable Annuity was first offered for sale on November 15, 2004. Certain of the Portfolios existed prior to that date. The performance for the MainStay VP Series Fund, Inc. Service Class portfolios are based on the Initial Class Portfolio Inception Date (where applicable). The performance for all other funds is based on the Portfolio Inception Date reflected in the performance summary. The hypothetical performance has been modified to reflect Fund annual expenses as if the policy had been available during the periods shown.

    The performance shown is for the indicated classes/shares only. These classes/shares impose a 12b-1 fee (except CVS Calvert Social Balanced Portfolio, MainStay VP Cash Management, Royce Micro-Cap
    Portfolio--Investment Class, Royce Small-Cap Portfolio--Investment Class and Van Eck Worldwide Hard Assets). Performance for these classes/shares may be lower than the returns for those classes/shares that do not impose a 12b-1 fee.

    The New York Life Premium Plus Elite Variable Annuity differs from many other variable annuity policies in that the Mortality and Expense Risk and Administrative Costs Charge (M&E) is calculated as a percentage of your Adjusted Premium Payments under the policy (excluding premiums allocated to the Fixed Account), rather than as percentage of Separate Account assets. Therefore, the 1.90% M&E charge is not reflected in the performance of the Investment Divisions, but will be deducted quarterly by reducing the number of Accumulation Units in the Investment Divisions you have selected. Since market performance is reflected through fluctuations in the value of an Accumulation Unit, owning fewer Accumulation Units over time will result in a gradual reduction in the value of the Policy, regardless of market performance, when compared to the result of a traditional charge structure. Please refer to your prospectus for more details.

(2) Assumes no deduction for surrender charges.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) New allocations to the Alger American Small Capitalization--Class S Shares Investment Division, will not be accepted from policyowners who were not invested in the investment division as of June 1, 2007.

(5) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE CURRENT YIELD AS OF DECEMBER 31, 2007 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(6) The MainStay VP Income & Growth--Service Class Portfolio merged with and into the MainStay VP ICAP Select Equity--Service Class Portfolio on August 17, 2007.

(7) The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring Large-Cap U.S. stock market performance. "S&P 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase an Index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

New York Life Premium Plus Elite Variable Annuity is a flexible premium deferred variable annuity issued by NYLIAC. Under this policy, we will apply a Credit to premiums paid in a percentage amount according to the credit rate schedule then in effect. Policies with a premium Credit may have higher fees and expenses, and may have longer surrender charge periods than policies that do not provide the Credit feature. There may be circumstances in which the purchase of a New York Life Premium Plus Elite Variable Annuity is less advantageous than the purchase of another New York Life variable annuity which may have lower fees but no credit. This may be the case, for example, if you intended to make fewer and smaller payments into the contract, or if you anticipate retaining the contract for a significant time beyond the surrender charge period.

This product is not available in all states.

SMRU # 362147 CV

NEW YORK LIFE (FORMERLY LIFESTAGES(R)) LONGEVITY BENEFIT VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT--IV AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2007(1)

                                                                           INVESTMENT
                                                              PORTFOLIO     DIVISION
                                                              INCEPTION     INCEPTION
INVESTMENT DIVISIONS                                             DATE        DATE(1)
Alger American Small Capitalization--Class S Shares(4)           5/1/02     10/23/06
CVS Calvert Social Balanced Portfolio                            9/2/86     10/23/06
Columbia Small Cap Value Fund, Variable Series--Class B          6/1/00     10/23/06
Dreyfus IP Technology Growth--Service Shares                   12/29/00     10/23/06
Fidelity(R) VIP Contrafund(R)--Service Class 2                  1/12/00     10/23/06
Fidelity(R) VIP Equity-Income--Service Class 2                  1/12/00     10/23/06
Fidelity(R) VIP Mid Cap--Service Class 2                        1/12/00     10/23/06
Janus Aspen Series Balanced--Service Shares                    12/31/99     10/23/06
Janus Aspen Series Worldwide Growth--Service Shares            12/31/99     10/23/06
MainStay VP Balanced--Service Class                              5/1/05     10/23/06
MainStay VP Bond--Service Class                                  6/2/03     10/23/06
MainStay VP Capital Appreciation--Service Class                  6/2/03     10/23/06
MainStay VP Cash Management--Current 7-day yield is 4.29%(5)    1/29/93     10/23/06
MainStay VP Common Stock--Service Class                          6/2/03     10/23/06
MainStay VP Conservative Allocation--Service Class              2/13/06     10/23/06
MainStay VP Convertible--Service Class                           6/2/03     10/23/06
MainStay VP Developing Growth--Service Class                     6/2/03     10/23/06
MainStay VP Floating Rate--Service Class                         5/1/05     10/23/06
MainStay VP Government--Service Class                            6/2/03     10/23/06
MainStay VP Growth Allocation--Service Class                    2/13/06     10/23/06
MainStay VP High Yield Corporate Bond--Service Class             6/2/03     10/23/06
MainStay VP ICAP Select Equity--Service Class(6)                 6/2/03     10/23/06
MainStay VP International Equity--Service Class                  6/2/03     10/23/06
MainStay VP Large Cap Growth--Service Class                      6/2/03     10/23/06
MainStay VP Mid Cap Core--Service Class                          6/2/03     10/23/06
MainStay VP Mid Cap Growth--Service Class                        6/2/03     10/23/06
MainStay VP Mid Cap Value--Service Class                         6/2/03     10/23/06
MainStay VP Moderate Allocation--Service Class                  2/13/06     10/23/06
MainStay VP Moderate Growth Allocation--Service Class           2/13/06     10/23/06
MainStay VP S&P 500 Index(7)--Service Class                      6/2/03     10/23/06
MainStay VP Small Cap Growth--Service Class                      6/2/03     10/23/06
MainStay VP Total Return--Service Class                          6/2/03     10/23/06
MainStay VP Value--Service Class                                 6/2/03     10/23/06
MFS(R) Investors Trust Series--Service Class                     5/1/00     10/23/06
MFS(R) Research Series--Service Class                            5/1/00     10/23/06
MFS(R) Utilities Series--Service Class                           5/1/00     10/23/06
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S          2/18/03     10/23/06
Royce Micro-Cap Portfolio--Investment Class                    12/27/96     10/23/06
Royce Small-Cap Portfolio--Investment Class                    12/27/96     10/23/06
T. Rowe Price Equity Income Portfolio-II                        4/30/02     10/23/06
Van Eck Worldwide Hard Assets                                    9/1/89     10/23/06
Van Kampen UIF Emerging Markets Equity--Class II                1/10/03     10/23/06
Victory VIF Diversified Stock--Class A Shares                    7/1/99     10/23/06

-------------------------------------------------------------------------------------
                                                              Negative numbers appear
                                                                  in parentheses.

                                                             ---------------------------------------------------------
                                                                             ASSUMING NO SURRENDER(%)(2)

                                                                                                              SINCE
                                                                                                           INVESTMENT
                                                                 1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American Small Capitalization--Class S Shares(4)         16.94      17.74      22.04        N/A         19.23
CVS Calvert Social Balanced Portfolio                           2.76       5.70       8.81       4.66          6.92
Columbia Small Cap Value Fund, Variable Series--Class B        (2.58)      7.04      15.92        N/A          7.75
Dreyfus IP Technology Growth--Service Shares                   14.44       7.20      13.21        N/A          7.88
Fidelity(R) VIP Contrafund(R)--Service Class 2                 17.30      15.10      17.62      10.35         16.91
Fidelity(R) VIP Equity-Income--Service Class 2                  1.27       8.64      13.15       6.44         10.94
Fidelity(R) VIP Mid Cap--Service Class 2                       15.34      15.23      21.40        N/A         20.48
Janus Aspen Series Balanced--Service Shares                    10.29       9.45      10.06        N/A         10.18
Janus Aspen Series Worldwide Growth--Service Shares             9.36      10.84      11.97        N/A         10.49
MainStay VP Balanced--Service Class                             2.55        N/A        N/A        N/A          6.67
MainStay VP Bond--Service Class                                 6.25       4.13       4.10       5.47          4.16
MainStay VP Capital Appreciation--Service Class                12.11       8.08      10.69       3.03          9.15
MainStay VP Cash Management--Current 7-day yield is 4.29%(5)    4.84       4.13       2.77       3.51          3.14
MainStay VP Common Stock--Service Class                         4.88       9.38      12.78       6.06         11.91
MainStay VP Conservative Allocation--Service Class              7.23        N/A        N/A        N/A          7.61
MainStay VP Convertible--Service Class                         14.57      10.30      11.61       8.07         10.74
MainStay VP Developing Growth--Service Class                   35.76      19.45      19.98        N/A         16.99
MainStay VP Floating Rate--Service Class                        2.31        N/A        N/A        N/A          3.72
MainStay VP Government--Service Class                           6.42       4.09       3.39       5.09          3.80
MainStay VP Growth Allocation--Service Class                   10.14        N/A        N/A        N/A         11.90
MainStay VP High Yield Corporate Bond--Service Class            2.05       5.40      12.36       7.53          8.48
MainStay VP ICAP Select Equity--Service Class(6)                6.59      10.10      13.61        N/A         11.65
MainStay VP International Equity--Service Class                 4.67      13.89      17.53       8.93         17.26
MainStay VP Large Cap Growth--Service Class                    21.05      10.47      10.90        N/A          7.95
MainStay VP Mid Cap Core--Service Class                         4.77      11.56      18.00        N/A         15.11
MainStay VP Mid Cap Growth--Service Class                      15.50      13.70      21.03        N/A         18.32
MainStay VP Mid Cap Value--Service Class                       (1.39)      5.75      12.28        N/A         11.15
MainStay VP Moderate Allocation--Service Class                  8.46        N/A        N/A        N/A          9.07
MainStay VP Moderate Growth Allocation--Service Class           9.13        N/A        N/A        N/A         10.29
MainStay VP S&P 500 Index(7)--Service Class                     4.96       8.09      12.22       5.39         10.71
MainStay VP Small Cap Growth--Service Class                    (3.43)      2.06      10.40        N/A          7.13
MainStay VP Total Return--Service Class                         7.24       7.55       9.52       5.13          8.37
MainStay VP Value--Service Class                                1.94       8.60      12.56       5.23         11.84
MFS(R) Investors Trust Series--Service Class                   10.03       9.89      12.43        N/A         11.14
MFS(R) Research Series--Service Class                          12.93      10.21      13.98        N/A         12.45
MFS(R) Utilities Series--Service Class                         27.56      24.88      27.94        N/A         29.60
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S         22.20      16.63        N/A        N/A         19.02
Royce Micro-Cap Portfolio--Investment Class                     3.98      12.00      19.00      15.60         17.68
Royce Small-Cap Portfolio--Investment Class                    (2.14)      7.44      16.94      13.61          9.56
T. Rowe Price Equity Income Portfolio-II                        3.03       8.22      12.71        N/A         12.20
Van Eck Worldwide Hard Assets                                  45.36      40.01      37.62      14.87         38.32
Van Kampen UIF Emerging Markets Equity--Class II               40.46      37.10        N/A        N/A         36.27
Victory VIF Diversified Stock--Class A Shares                   9.95      10.77      14.84        N/A         12.10

----------------------------------------------------------------------------------------------------------------------
                                                                       Negative numbers appear in parentheses.


                                                             ---------------------------------------------------------
                                                                                ASSUMING SURRENDER(%)

                                                                                                              SINCE
                                                                                                           INVESTMENT
                                                                 1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American Small Capitalization--Class S Shares(4)           8.94     15.79      21.49        N/A         18.43
CVS Calvert Social Balanced Portfolio                           (4.64)     3.25       7.94       4.46          5.73
Columbia Small Cap Value Fund, Variable Series--Class B         (9.59)     4.66      15.25        N/A          5.78
Dreyfus IP Technology Growth--Service Shares                     6.44      4.83      12.47        N/A          6.76
Fidelity(R) VIP Contrafund(R)--Service Class 2                   9.30     13.05      16.98      10.22         16.06
Fidelity(R) VIP Equity-Income--Service Class 2                  (6.02)     6.33      12.41       6.27          9.91
Fidelity(R) VIP Mid Cap--Service Class 2                         7.34     13.18      20.84        N/A         19.71
Janus Aspen Series Balanced--Service Shares                      2.35      7.17       9.22        N/A          9.13
Janus Aspen Series Worldwide Growth--Service Shares              1.49      8.62      11.20        N/A          9.45
MainStay VP Balanced--Service Class                             (4.83)      N/A        N/A        N/A          3.91
MainStay VP Bond--Service Class                                 (1.40)     1.61       3.06       5.29          2.89
MainStay VP Capital Appreciation--Service Class                  4.11      5.75       9.88       2.80          8.07
MainStay VP Cash Management--Current 7-day yield is 4.29%(5)    (2.71)     1.61       1.67       3.28          1.83
MainStay VP Common Stock--Service Class                         (2.67)     7.10      12.03       5.88         10.92
MainStay VP Conservative Allocation--Service Class              (0.49)      N/A        N/A        N/A          3.44
MainStay VP Convertible--Service Class                           6.57      8.06      10.83       7.92          9.71
MainStay VP Developing Growth--Service Class                    27.76     17.55      19.40        N/A         16.13
MainStay VP Floating Rate--Service Class                        (5.06)      N/A        N/A        N/A          0.85
MainStay VP Government--Service Class                           (1.24)     1.56       2.32       4.89          2.52
MainStay VP Growth Allocation--Service Class                     2.21       N/A        N/A        N/A          7.99
MainStay VP High Yield Corporate Bond--Service Class            (5.29)     2.94      11.60       7.38          7.38
MainStay VP ICAP Select Equity--Service Class(6)                (1.08)     7.85      12.88        N/A         10.63
MainStay VP International Equity--Service Class                 (2.86)    11.80      16.90       8.79         16.41
MainStay VP Large Cap Growth--Service Class                     13.05      8.24      10.10        N/A          6.82
MainStay VP Mid Cap Core--Service Class                         (2.78)     9.37      17.37        N/A         14.20
MainStay VP Mid Cap Growth--Service Class                        7.50     11.60      20.46        N/A         17.50
MainStay VP Mid Cap Value--Service Class                        (8.49)     3.31      11.51        N/A         10.13
MainStay VP Moderate Allocation--Service Class                   0.65       N/A        N/A        N/A          5.04
MainStay VP Moderate Growth Allocation--Service Class            1.27       N/A        N/A        N/A          6.30
MainStay VP S&P 500 Index(7)--Service Class                     (2.60)     5.76      11.46       5.20          9.69
MainStay VP Small Cap Growth--Service Class                    (10.38)    (0.45)      9.58        N/A          5.98
MainStay VP Total Return--Service Class                         (0.48)     5.19       8.67       4.94          7.27
MainStay VP Value--Service Class                                (5.40)     6.29      11.80       5.04         10.85
MFS(R) Investors Trust Series--Service Class                     2.11      7.64      11.67        N/A         10.12
MFS(R) Research Series--Service Class                            4.93      7.97      13.26        N/A         11.46
MFS(R) Utilities Series--Service Class                          19.56     23.14      27.49        N/A         28.61
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S          14.20     14.64        N/A        N/A         17.78
Royce Micro-Cap Portfolio--Investment Class                     (3.51)     9.83      18.39      15.52         15.35
Royce Small-Cap Portfolio--Investment Class                     (9.18)     5.08      16.29      13.52          6.93
T. Rowe Price Equity Income Portfolio-II                        (4.39)     5.90      11.95        N/A         11.22
Van Eck Worldwide Hard Assets                                   37.36     38.64      37.28      14.78         37.80
Van Kampen UIF Emerging Markets Equity--Class II                32.46     35.67        N/A        N/A         35.75
Victory VIF Diversified Stock--Class A Shares                    2.04      8.56      14.14        N/A         10.66

----------------------------------------------------------------------------------------------------------------------
                                                                       Negative numbers appear in parentheses.



PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED. A POLICY SERVICE CHARGE, EQUAL TO $30 OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND UPON SURRENDER IF THE ACCUMULATION VALUE IS LESS THAN $100,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $100,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SURRENDER CHARGE FOR EACH PREMIUM PAYMENT IS 8%, DECLINING TO 3% BY THE 10TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY (THE PENALTY TAX IS INCREASED TO 25% IN THE CASE OF A DISTRIBUTION FROM A SIMPLE IRA WITHIN THE FIRST TWO YEARS OF YOUR PARTICIPATION IN THE SIMPLE IRA PLAN). THE INVESTMENT DIVISIONS OFFERED THROUGH THE NEW YORK LIFE LONGEVITY BENEFIT VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCTS AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NEW YORK LIFE (FORMERLY LIFESTAGES(R)) LONGEVITY BENEFIT VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT--IV AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2007(1)

(1) The New York Life Longevity Benefit Variable Annuity was first offered for sale on October 23, 2006. Certain of the Portfolios existed prior to that date. The performance for the MainStay VP Series Fund, Inc. Service Class portfolios are based on the Initial Class Portfolio Inception Date (where applicable). The performance for all other funds is based on the Portfolio Inception Date reflected in the performance summary. The hypothetical performance has been modified to reflect Fund annual expenses as if the policy had been available during the periods shown.

    The performance shown is for the indicated classes/shares only. These classes/shares impose a 12b-1 fee (except CVS Calvert Social Balanced Portfolio, MainStay VP Cash Management, Royce Micro-Cap
    Portfolio--Investment Class, Royce Small-Cap Portfolio--Investment Class and Van Eck Worldwide Hard Assets). Performance for these classes/shares may be lower than the returns for those classes/shares that do not impose a 12b-1 fee.

    The New York Life Longevity Benefit Variable Annuity differs from many other variable annuity policies in that the Mortality and Expense Risk and Administrative Costs Charge (M&E) is calculated as a percentage of your Adjusted Premium Payments under the policy (excluding premiums allocated to the Fixed Account), rather than as percentage of Separate Account assets. Therefore, the 1.35% M&E charge is not reflected in the performance of the Investment Divisions, but will be deducted quarterly by reducing the number of Accumulation Units in the Investment Divisions you have selected. Since market performance is reflected through fluctuations in the value of an Accumulation Unit, owning fewer Accumulation Units over time will result in a gradual reduction in the value of the Policy, regardless of market performance, when compared to the result of a traditional charge structure. Please refer to your prospectus for more details.

(2) Assumes no deduction for surrender charges.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) New allocations to the Alger American Small Capitalization--Class S Shares Investment Division, will not be accepted from policyowners who were not invested in the investment division as of June 1, 2007.

(5) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE CURRENT YIELD AS OF DECEMBER 31, 2007 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(6) The MainStay VP Income & Growth--Service Class Portfolio merged with and into the MainStay VP ICAP Select Equity--Service Class Portfolio on August 17, 2007.

(7) The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring Large-Cap U.S. stock market performance. "S&P 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase an Index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

New York Life Longevity Benefit Variable Annuity is a flexible premium deferred variable annuity issued by NYLIAC. Under this policy, we will apply a Credit to premiums paid in a percentage amount according to the credit rate schedule then in effect. Policies with a premium Credit may have higher fees and expenses, and may have longer surrender charge periods than policies that do not provide the Credit feature. There may be circumstances in which the purchase of a New York Life Longevity Benefit Variable Annuity is less advantageous than the purchase of another New York Life variable annuity which may have lower fees but no credit. This may be the case, for example, if you intended to make fewer and smaller payments into the contract, or if you anticipate retaining the contract for a significant time beyond the surrender charge period.

This product is not available in all states.

SMRU # 362147 CV

NEW YORK LIFE (FORMERLY MAINSTAY) ELITE VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT--IV
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2007

                                                                             INVESTMENT
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                 PORTFOLIO     DIVISION
                                                                INCEPTION     INCEPTION
INVESTMENT DIVISIONS                                               DATE        DATE(1)
Alger American Small Capitalization(4)--Class S Shares             5/1/02       6/7/04
CVS Calvert Social Balanced Portfolio                              9/2/86       6/7/04
Columbia Small Cap Value Fund, Variable Series--Class B Shares     6/1/00     11/15/04
Dreyfus IP Technology Growth--Service Shares                     12/29/00       6/7/04
Fidelity(R) VIP Contrafund(R)--Service Class 2                    1/12/00       6/7/04
Fidelity(R) VIP Equity-Income--Service Class 2                    1/12/00       6/7/04
Fidelity(R) VIP Mid Cap--Service Class 2                          1/12/00       6/7/04
Janus Aspen Series Balanced--Service Shares                      12/31/99       6/7/04
Janus Aspen Series Worldwide Growth--Service Shares              12/31/99       6/7/04
MainStay VP Balanced--Service Class                                5/2/05       5/2/05
MainStay VP Bond--Service Class                                    6/2/03       6/7/04
MainStay VP Capital Appreciation--Service Class                    6/2/03       6/7/04
MainStay VP Cash Management(5)--Current 7-day yield is 4.29%      1/29/93       6/7/04
MainStay VP Common Stock--Service Class                            6/2/03       6/7/04
MainStay VP Conservative Allocation--Service Class                2/13/06      2/13/06
MainStay VP Convertible--Service Class                             6/2/03       6/7/04
MainStay VP Developing Growth--Service Class                       6/2/03       6/7/04
MainStay VP Floating Rate--Service Class                           5/2/05       5/2/05
MainStay VP Government--Service Class                              6/2/03       6/7/04
MainStay VP Growth Allocation--Service Class                      2/13/06      2/13/06
MainStay VP High Yield Corporate Bond--Service Class               6/2/03       6/7/04
MainStay VP ICAP Select Equity(6)--Service Class                   6/2/03       6/7/04
MainStay VP International Equity--Service Class                    6/2/03       6/7/04
MainStay VP Large Cap Growth--Service Class                        6/2/03       6/7/04
MainStay VP Mid Cap Core--Service Class                            6/2/03       6/7/04
MainStay VP Mid Cap Growth--Service Class                          6/2/03       6/7/04
MainStay VP Mid Cap Value--Service Class                           6/2/03       6/7/04
MainStay VP Moderate Allocation--Service Class                    2/13/06      2/13/06
MainStay VP Moderate Growth Allocation--Service Class             2/13/06      2/13/06
MainStay VP S&P 500(7) Index--Service Class                        6/2/03       6/7/04
MainStay VP Small Cap Growth--Service Class                        6/2/03       6/7/04
MainStay VP Total Return--Service Class                            6/2/03       6/7/04
MainStay VP Value--Service Class                                   6/2/03       6/7/04
MFS(R) Investors Trust Series--Service Class                       5/1/00       6/7/04
MFS(R) Research Series--Service Class                              5/1/00       6/7/04
MFS(R) Utilities Series--Service Class                             5/1/00       6/7/04
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S            2/18/03       6/7/04
Royce Micro-Cap Portfolio--Investment Class                      12/27/96       5/2/05
Royce Small-Cap Portfolio--Investment Class                      12/27/96       5/2/05
T. Rowe Price Equity Income Portfolio--II                         4/30/02       6/7/04
Van Eck Worldwide Hard Assets                                      9/1/89       6/7/04
Van Kampen UIF Emerging Markets Equity--Class II                  1/10/03       6/7/04
Victory VIF Diversified Stock--Class A Shares                      7/1/99       6/7/04

---------------------------------------------------------------------------------------
                                                                Negative numbers appear
                                                                     in parentheses

                                                               ---------------------------------------------------------
                                                                               ASSUMING NO SURRENDER(%)(2)

                                                                                                                SINCE
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                                                              INVESTMENT
                                                                   1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                            YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American Small Capitalization(4)--Class S Shares           16.94      17.74      22.04        N/A         19.23
CVS Calvert Social Balanced Portfolio                             2.76       5.70       8.81       4.66          6.92
Columbia Small Cap Value Fund, Variable Series--Class B Shares   (2.58)      7.04      15.92        N/A          7.75
Dreyfus IP Technology Growth--Service Shares                     14.44       7.20      13.21        N/A          7.88
Fidelity(R) VIP Contrafund(R)--Service Class 2                   17.30      15.10      17.62      10.35         16.91
Fidelity(R) VIP Equity-Income--Service Class 2                    1.27       8.64      13.15       6.44         10.94
Fidelity(R) VIP Mid Cap--Service Class 2                         15.34      15.23      21.40        N/A         20.48
Janus Aspen Series Balanced--Service Shares                      10.29       9.45      10.06        N/A         10.18
Janus Aspen Series Worldwide Growth--Service Shares               9.36      10.84      11.97        N/A         10.49
MainStay VP Balanced--Service Class                               2.55        N/A        N/A        N/A          6.67
MainStay VP Bond--Service Class                                   6.25       4.13       4.10       5.47          4.16
MainStay VP Capital Appreciation--Service Class                  12.11       8.08      10.69       3.03          9.15
MainStay VP Cash Management(5)--Current 7-day yield is 4.29%      4.84       4.13       2.77       3.51          3.14
MainStay VP Common Stock--Service Class                           4.88       9.38      12.78       6.06         11.91
MainStay VP Conservative Allocation--Service Class                7.23        N/A        N/A        N/A          7.61
MainStay VP Convertible--Service Class                           14.57      10.30      11.61       8.07         10.74
MainStay VP Developing Growth--Service Class                     35.76      19.45      19.98        N/A         16.99
MainStay VP Floating Rate--Service Class                          2.31        N/A        N/A        N/A          3.72
MainStay VP Government--Service Class                             6.42       4.09       3.39       5.09          3.80
MainStay VP Growth Allocation--Service Class                     10.14        N/A        N/A        N/A         11.90
MainStay VP High Yield Corporate Bond--Service Class              2.05       5.40      12.36       7.53          8.48
MainStay VP ICAP Select Equity(6)--Service Class                  6.59      10.10      13.61        N/A         11.65
MainStay VP International Equity--Service Class                   4.67      13.89      17.53       8.93         17.26
MainStay VP Large Cap Growth--Service Class                      21.05      10.47      10.90        N/A          7.95
MainStay VP Mid Cap Core--Service Class                           4.77      11.56      18.00        N/A         15.11
MainStay VP Mid Cap Growth--Service Class                        15.50      13.70      21.03        N/A         18.32
MainStay VP Mid Cap Value--Service Class                         (1.39)      5.75      12.28        N/A         11.15
MainStay VP Moderate Allocation--Service Class                    8.46        N/A        N/A        N/A          9.07
MainStay VP Moderate Growth Allocation--Service Class             9.13        N/A        N/A        N/A         10.29
MainStay VP S&P 500(7) Index--Service Class                       4.96       8.09      12.22       5.39         10.71
MainStay VP Small Cap Growth--Service Class                      (3.43)      2.06      10.40        N/A          7.13
MainStay VP Total Return--Service Class                           7.24       7.55       9.52       5.13          8.37
MainStay VP Value--Service Class                                  1.94       8.60      12.56       5.23         11.84
MFS(R) Investors Trust Series--Service Class                     10.03       9.89      12.43        N/A         11.14
MFS(R) Research Series--Service Class                            12.93      10.21      13.98        N/A         12.45
MFS(R) Utilities Series--Service Class                           27.56      24.88      27.94        N/A         29.60
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S           22.20      16.63        N/A        N/A         19.02
Royce Micro-Cap Portfolio--Investment Class                       3.98      12.00      19.00      15.60         17.68
Royce Small-Cap Portfolio--Investment Class                      (2.14)      7.44      16.94      13.61          9.56
T. Rowe Price Equity Income Portfolio--II                         3.03       8.22      12.71        N/A         12.20
Van Eck Worldwide Hard Assets                                    45.36      40.01      37.62      14.87         38.32
Van Kampen UIF Emerging Markets Equity--Class II                 40.46      37.10        N/A        N/A         36.27
Victory VIF Diversified Stock--Class A Shares                     9.95      10.77      14.84        N/A         12.10

------------------------------------------------------------------------------------------------------------------------
                                                                         Negative numbers appear in parentheses


                                                               ---------------------------------------------------------
                                                                                  ASSUMING SURRENDER(%)

                                                                                                                SINCE
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                                                              INVESTMENT
                                                                   1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                            YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American Small Capitalization(4)--Class S Shares             8.94     15.79      21.49        N/A         18.43
CVS Calvert Social Balanced Portfolio                             (4.64)     3.25       7.94       4.66          5.73
Columbia Small Cap Value Fund, Variable Series--Class B Shares    (9.59)     4.66      15.25        N/A          5.78
Dreyfus IP Technology Growth--Service Shares                       6.44      4.83      12.47        N/A          6.76
Fidelity(R) VIP Contrafund(R)--Service Class 2                     9.30     13.05      16.98      10.35         16.06
Fidelity(R) VIP Equity-Income--Service Class 2                    (6.02)     6.33      12.41       6.44          9.91
Fidelity(R) VIP Mid Cap--Service Class 2                           7.34     13.18      20.84        N/A         19.71
Janus Aspen Series Balanced--Service Shares                        2.35      7.17       9.22        N/A          9.13
Janus Aspen Series Worldwide Growth--Service Shares                1.49      8.62      11.20        N/A          9.45
MainStay VP Balanced--Service Class                               (4.83)      N/A        N/A        N/A          3.91
MainStay VP Bond--Service Class                                   (1.40)     1.61       3.06       5.47          2.89
MainStay VP Capital Appreciation--Service Class                    4.11      5.75       9.88       3.03          8.07
MainStay VP Cash Management(5)--Current 7-day yield is 4.29%      (2.71)     1.61       1.67       3.51          1.83
MainStay VP Common Stock--Service Class                           (2.67)     7.10      12.03       6.06         10.92
MainStay VP Conservative Allocation--Service Class                (0.49)      N/A        N/A        N/A          3.44
MainStay VP Convertible--Service Class                             6.57      8.06      10.83       8.07          9.71
MainStay VP Developing Growth--Service Class                      27.76     17.55      19.40        N/A         16.13
MainStay VP Floating Rate--Service Class                          (5.06)      N/A        N/A        N/A          0.85
MainStay VP Government--Service Class                             (1.24)     1.56       2.32       5.09          2.52
MainStay VP Growth Allocation--Service Class                       2.21       N/A        N/A        N/A          7.99
MainStay VP High Yield Corporate Bond--Service Class              (5.29)     2.94      11.60       7.53          7.38
MainStay VP ICAP Select Equity(6)--Service Class                  (1.08)     7.85      12.88        N/A         10.63
MainStay VP International Equity--Service Class                   (2.86)    11.80      16.90       8.93         16.41
MainStay VP Large Cap Growth--Service Class                       13.05      8.24      10.10        N/A          6.82
MainStay VP Mid Cap Core--Service Class                           (2.78)     9.37      17.37        N/A         14.20
MainStay VP Mid Cap Growth--Service Class                          7.50     11.60      20.46        N/A         17.50
MainStay VP Mid Cap Value--Service Class                          (8.49)     3.31      11.51        N/A         10.13
MainStay VP Moderate Allocation--Service Class                     0.65       N/A        N/A        N/A          5.04
MainStay VP Moderate Growth Allocation--Service Class              1.27       N/A        N/A        N/A          6.30
MainStay VP S&P 500(7) Index--Service Class                       (2.60)     5.76      11.46       5.39          9.69
MainStay VP Small Cap Growth--Service Class                      (10.38)    (0.45)      9.58        N/A          5.98
MainStay VP Total Return--Service Class                           (0.48)     5.19       8.67       5.13          7.27
MainStay VP Value--Service Class                                  (5.40)     6.29      11.80       5.23         10.85
MFS(R) Investors Trust Series--Service Class                       2.11      7.64      11.67        N/A         10.12
MFS(R) Research Series--Service Class                              4.93      7.97      13.26        N/A         11.46
MFS(R) Utilities Series--Service Class                            19.56     23.14      27.49        N/A         28.61
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S            14.20     14.64        N/A        N/A         17.78
Royce Micro-Cap Portfolio--Investment Class                       (3.51)     9.83      18.39      15.60         15.35
Royce Small-Cap Portfolio--Investment Class                       (9.18)     5.08      16.29      13.61          6.93
T. Rowe Price Equity Income Portfolio--II                         (4.39)     5.90      11.95        N/A         11.22
Van Eck Worldwide Hard Assets                                     37.36     38.64      37.28      14.87         37.80
Van Kampen UIF Emerging Markets Equity--Class II                  32.46     35.67        N/A        N/A         35.75
Victory VIF Diversified Stock--Class A Shares                      2.04      8.56      14.14        N/A         10.66

------------------------------------------------------------------------------------------------------------------------
                                                                         Negative numbers appear in parentheses



PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, VISIT WWW.NEWYORKLIFEANNUITIES.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED. A POLICY SERVICE CHARGE OF $30 IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND UPON SURRENDER IF THE ACCUMULATION VALUE IS LESS THAN $100,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $100,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SURRENDER CHARGE FOR EACH PREMIUM PAYMENT IS 8%, DECLINING TO 3% (OR 2% FOR SINGLE PREMIUM POLICIES) BY THE 8TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE NEW YORK LIFE ELITE VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT WWW.NEWYORKLIFEANNUITIES.COM. INVESTORS ARE ASKED TO CONSIDER THE OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND THE UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NEW YORK LIFE (FORMERLY MAINSTAY) ELITE VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY
SEPARATE ACCOUNT--IV
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2007

(1) The New York Life Elite Variable Annuity was first offered for sale on June 7, 2004. All of the Portfolios existed prior to that date. The performance for the MainStay VP Series Fund, Inc. Service Class portfolios are based on the Initial Class Portfolio Inception Date (where applicable). The performance for all other funds is based on the Portfolio Inception Date reflected in this performance summary. The hypothetical performance has been modified to reflect Fund annual expenses as if the policy had been available during the periods shown. The New York Life Elite Variable Annuity differs from many other variable annuity policies in that the Mortality and Expense Risk and Administrative Costs Charge (M&E) is calculated as a percentage of your Adjusted Premium Payments under the policy (excluding premiums allocated to the Fixed Account), rather than as a percentage of Separate Account assets. Therefore, the 1.70% M&E charge is not reflected in the performance of the Investment Divisions, but will be deducted quarterly by reducing the number of Accumulation Units in the Investment Divisions you have selected. Since market performance is reflected through fluctuations in the value of the Accumulation Unit, owning fewer Accumulation Units over time will result in a gradual reduction in the value of the Policy, regardless of market performance, when compared to the result of a traditional charge structure. Please refer to your prospectus for more details. The New York Life Elite Variable Annuity invests in NYLIAC Variable Annuity Separate Account IV.

    The performance shown is for the indicated classes/shares only. These classes/shares impose a 12b-1 fee (except CVS Calvert Social Balanced Portfolio, MainStay VP Cash Management, Royce Micro-Cap
    Portfolio--Investment Class, Royce Small-Cap Portfolio--Investment Class and Van Eck Worldwide Hard Assets). Performance for these classes/shares may be lower than the returns for those classes/shares that do not impose a 12b-1 fee.

(2) Assumes no deduction for surrender charges.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) New allocations to the Alger American Small Capitalization--Class O and Class S Shares will not be accepted from policyowners who were not invested in the investment divisions as of June 1, 2007.

(5) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THIS PORTFOLIO. THE CURRENT YIELD AS OF DECEMBER 31, 2007 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(6) The MainStay VP Income & Growth Portfolio merged with and into the MainStay VP ICAP Select Equity Portfolio on August 17, 2007.

(7) The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock market performance. "S&P 500" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase any index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

This product is not available in all states.

SMRU # 00362147 CV

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2007






                                                                            MAINSTAY VP
                                            MAINSTAY VP     MAINSTAY VP       CAPITAL
                                            BALANCED--        BOND--      APPRECIATION--
                                           SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
                                          ----------------------------------------------

ASSETS:
  Investment, at net asset value........    $45,404,118     $34,757,676     $12,915,964
  Dividends due and accrued.............             --              --              --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation........................         49,805         114,989          49,502

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges..........................        110,998          66,584          27,627
                                            -----------     -----------     -----------
       Total net assets.................    $45,342,925     $34,806,081     $12,937,839
                                            ===========     ===========     ===========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners............    $45,342,925     $34,806,081     $12,937,839
                                            ===========     ===========     ===========

     Variable accumulation unit value...    $     11.88     $     11.88     $     14.51
                                            ===========     ===========     ===========


Identified Cost of Investment...........    $45,913,619     $33,947,604     $11,216,780
                                            ===========     ===========     ===========







                                                            MAINSTAY VP
                                            MAINSTAY VP     HIGH YIELD      MAINSTAY VP
                                              GROWTH         CORPORATE      ICAP SELECT
                                           ALLOCATION--       BOND--         EQUITY--
                                           SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
                                          ----------------------------------------------

ASSETS:
  Investment, at net asset value........    $73,044,594    $133,650,210     $52,698,492
  Dividends due and accrued.............             --              --              --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation........................        768,830         378,246         487,594

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges..........................        133,774         294,873          73,405
                                            -----------    ------------     -----------
       Total net assets.................    $73,679,650    $133,733,583     $53,112,681
                                            ===========    ============     ===========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners............    $73,679,650    $133,733,583     $53,112,681
                                            ===========    ============     ===========

     Variable accumulation unit value...    $     12.35    $      14.14     $     15.85
                                            ===========    ============     ===========


Identified Cost of Investment...........    $70,818,832    $135,874,012     $52,757,212
                                            ===========    ============     ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV










                        MAINSTAY VP     MAINSTAY VP                     MAINSTAY VP
        MAINSTAY VP       COMMON       CONSERVATIVE     MAINSTAY VP     DEVELOPING       MAINSTAY VP      MAINSTAY VP
           CASH           STOCK--      ALLOCATION--    CONVERTIBLE--     GROWTH--      FLOATING RATE--   GOVERNMENT--
        MANAGEMENT     SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS    SERVICE CLASS    SERVICE CLASS
      ----------------------------------------------------------------------------------------------------------------


        $48,385,762     $20,689,238     $51,224,457     $34,274,771     $21,985,094      $57,995,619      $20,673,798
            162,212              --              --              --              --          292,322               --

            355,026          65,352          67,559         135,158         210,341          319,109           22,013



             84,129          41,489          82,829          67,980          31,083          147,589           43,459
        -----------     -----------     -----------     -----------     -----------      -----------      -----------
        $48,818,871     $20,713,101     $51,209,187     $34,341,949     $22,164,352      $58,459,461      $20,652,352
        ===========     ===========     ===========     ===========     ===========      ===========      ===========


        $48,818,871     $20,713,101     $51,209,187     $34,341,949     $22,164,352      $58,459,461      $20,652,352
        ===========     ===========     ===========     ===========     ===========      ===========      ===========

        $      1.14     $     16.15     $     11.44     $     15.44     $     19.49      $     11.02      $     11.71
        ===========     ===========     ===========     ===========     ===========      ===========      ===========


        $48,385,677     $20,774,791     $51,087,841     $30,242,819     $18,278,537      $60,050,563      $20,341,305
        ===========     ===========     ===========     ===========     ===========      ===========      ===========







                                                                                                        MAINSTAY VP
        MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP      MODERATE
       INTERNATIONAL     LARGE CAP        MID CAP         MID CAP         MID CAP        MODERATE         GROWTH
         EQUITY--        GROWTH--         CORE--         GROWTH--         VALUE--      ALLOCATION--    ALLOCATION--
       SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
      --------------------------------------------------------------------------------------------------------------


       $100,818,282     $24,939,337     $50,389,762     $57,490,792     $46,858,717     $77,390,275    $121,168,784
                 --              --              --              --              --              --              --

            470,950         182,015         138,525         270,181         144,461         758,094         368,304



            205,912          38,724         110,270         122,603         113,532         141,655         231,037
       ------------     -----------     -----------     -----------     -----------     -----------    ------------
       $101,083,320     $25,082,628     $50,418,017     $57,638,370     $46,889,646     $78,006,714    $121,306,051
       ============     ===========     ===========     ===========     ===========     ===========    ============


       $101,083,320     $25,082,628     $50,418,017     $57,638,370     $46,889,646     $78,006,714    $121,306,051
       ============     ===========     ===========     ===========     ===========     ===========    ============

       $      19.70     $     13.81     $     18.14     $     20.46     $     15.68     $     11.76    $      12.01
       ============     ===========     ===========     ===========     ===========     ===========    ============


       $ 96,263,059     $21,838,164     $51,441,624     $50,648,649     $49,414,853     $75,502,483    $118,230,838
       ============     ===========     ===========     ===========     ===========     ===========    ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2007





                                            MAINSTAY VP     MAINSTAY VP
                                              S&P 500        SMALL CAP      MAINSTAY VP
                                              INDEX--        GROWTH--     TOTAL RETURN--
                                           SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
                                          ----------------------------------------------

ASSETS:
  Investment, at net asset value........    $67,162,367     $19,591,851     $11,001,991
  Dividends due and accrued.............             --              --              --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation........................        161,502          38,055          68,249

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges..........................        153,074          48,211          25,038
                                            -----------     -----------     -----------
       Total net assets.................    $67,170,795     $19,581,695     $11,045,202
                                            ===========     ===========     ===========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners............    $67,170,795     $19,581,695     $11,045,202
                                            ===========     ===========     ===========

     Variable accumulation unit value...    $     15.42     $     13.40     $     14.08
                                            ===========     ===========     ===========


Identified Cost of Investment...........    $58,904,207     $20,505,434     $10,700,972
                                            ===========     ===========     ===========







                                                                                JANUS ASPEN
                                                               JANUS ASPEN        SERIES
                                           FIDELITY(R) VIP       SERIES          WORLDWIDE
                                              MID CAP--        BALANCED--        GROWTH--
                                           SERVICE CLASS 2   SERVICE SHARES   SERVICE SHARES
                                          --------------------------------------------------

ASSETS:
  Investment, at net asset value........     $66,968,175       $27,327,838      $13,882,152
  Dividends due and accrued.............              --                --               --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation........................         158,300            92,590          148,281

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges..........................         133,051            57,169           27,434
                                             -----------       -----------      -----------
       Total net assets.................     $66,993,424       $27,363,259      $14,002,999
                                             ===========       ===========      ===========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners............     $66,993,424       $27,363,259      $14,002,999
                                             ===========       ===========      ===========

     Variable accumulation unit value...     $     22.11       $     15.11      $     15.25
                                             ===========       ===========      ===========


Identified Cost of Investment...........     $61,016,787       $24,297,867      $12,373,319
                                             ===========       ===========      ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV








                                                               COLUMBIA
                             ALGER               CVS           SMALL CAP
                           AMERICAN            CALVERT        VALUE FUND,     DREYFUS IP                       FIDELITY(R) VIP
        MAINSTAY VP          SMALL             SOCIAL          VARIABLE       TECHNOLOGY     FIDELITY(R) VIP       EQUITY-
          VALUE--      CAPITALIZATION--       BALANCED         SERIES--        GROWTH--      CONTRAFUND(R)--      INCOME--
       SERVICE CLASS    CLASS S SHARES        PORTFOLIO         CLASS B     SERVICE SHARES   SERVICE CLASS 2   SERVICE CLASS 2
      ------------------------------------------------------------------------------------------------------------------------


        $30,217,465       $31,007,720        $4,649,519       $18,103,621     $11,686,490     $151,345,591       $57,386,683
                 --                --                --                --              --               --                --

             66,550              (471)            4,690            35,743          32,162          585,419           179,449



             72,016            74,456            10,054            42,859          21,973          296,975           123,290
        -----------       -----------        ----------       -----------     -----------     ------------       -----------
        $30,211,999       $30,932,793        $4,644,155       $18,096,505     $11,696,679     $151,634,035       $57,442,842
        ===========       ===========        ==========       ===========     ===========     ============       ===========


        $30,211,999       $30,932,793        $4,644,155       $18,096,505     $11,696,679     $151,634,035       $57,442,842
        ===========       ===========        ==========       ===========     ===========     ============       ===========

        $     16.10       $     21.15        $    13.22       $     12.59     $     13.81     $      19.45       $     15.50
        ===========       ===========        ==========       ===========     ===========     ============       ===========


        $30,599,535       $23,862,629        $4,815,059       $19,493,159     $10,098,635     $165,820,398       $62,186,700
        ===========       ===========        ==========       ===========     ===========     ============       ===========






                                                         NEUBERGER
                                                          BERMAN
                                                            AMT            ROYCE           ROYCE
          MFS(R)          MFS(R)          MFS(R)          MID-CAP        MICRO-CAP       SMALL-CAP     T. ROWE PRICE
         INVESTORS       RESEARCH        UTILITIES        GROWTH        PORTFOLIO--     PORTFOLIO--       EQUITY
      TRUST SERIES--     SERIES--        SERIES--       PORTFOLIO--     INVESTMENT      INVESTMENT        INCOME
       SERVICE CLASS   SERVICE CLASS   SERVICE CLASS      CLASS S          CLASS           CLASS       PORTFOLIO--II
      --------------------------------------------------------------------------------------------------------------


        $2,405,645      $4,541,460     $171,063,239     $17,851,961     $37,151,582     $24,550,395     $76,035,997
                --              --               --              --              --              --              --

               187          12,757          775,853         101,761         364,677          69,909         108,555



             4,827           8,910          294,923          26,747          71,172          52,642         168,050
        ----------      ----------     ------------     -----------     -----------     -----------     -----------
        $2,401,005      $4,545,307     $171,544,169     $17,926,975     $37,445,087     $24,567,662     $75,976,502
        ==========      ==========     ============     ===========     ===========     ===========     ===========


        $2,401,005      $4,545,307     $171,544,169     $17,926,975     $37,445,087     $24,567,662     $75,976,502
        ==========      ==========     ============     ===========     ===========     ===========     ===========

        $    15.63      $    16.42     $      25.59     $     18.79     $     15.43     $     12.76     $     16.33
        ==========      ==========     ============     ===========     ===========     ===========     ===========


        $2,105,288      $3,906,487     $141,483,978     $15,997,260     $39,984,984     $26,208,499     $75,755,041
        ==========      ==========     ============     ===========     ===========     ===========     ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2007



                                                            VAN KAMPEN
                                                                UIF           VICTORY
                                              VAN ECK        EMERGING           VIF
                                             WORLDWIDE        MARKETS       DIVERSIFIED
                                               HARD          EQUITY--         STOCK--
                                              ASSETS         CLASS II     CLASS A SHARES
                                          ----------------------------------------------

ASSETS:
  Investment, at net asset value........   $148,915,948     $93,991,541     $7,572,667
  Dividends due and accrued.............             --              --             --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation........................        698,634         512,250         10,815

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges..........................        242,612         148,304         16,000
                                           ------------     -----------     ----------
       Total net assets.................   $149,371,970     $94,355,487     $7,567,482
                                           ============     ===========     ==========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners............   $149,371,970     $94,355,487     $7,567,482
                                           ============     ===========     ==========

     Variable accumulation unit value...   $      38.71     $     37.31     $    15.18
                                           ============     ===========     ==========


Identified Cost of Investment...........   $112,451,238     $73,303,396     $7,175,176
                                           ============     ===========     ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV







                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF OPERATIONS
For the year ended December 31, 2007






                                                                            MAINSTAY VP
                                            MAINSTAY VP     MAINSTAY VP       CAPITAL
                                            BALANCED--        BOND--      APPRECIATION--
                                           SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
                                          ----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................    $   905,898     $ 1,087,385     $        --
  Mortality and expense risk charges....       (751,481)       (452,507)       (187,035)
                                            -----------     -----------     -----------
       Net investment income (loss).....        154,417         634,878        (187,035)
                                            -----------     -----------     -----------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....      3,034,620       1,201,971       1,592,360
  Cost of investments sold..............     (2,768,863)     (1,179,382)     (1,255,335)
                                            -----------     -----------     -----------
       Net realized gain (loss) on
          investments...................        265,757          22,589         337,025
  Realized gain distribution received...      1,635,096              --              --
  Change in unrealized appreciation
     (depreciation) on  investments.....     (2,004,926)        582,053         768,261
                                            -----------     -----------     -----------
       Net gain (loss) on investments...       (104,073)        604,642       1,105,286
                                            -----------     -----------     -----------
          Net increase (decrease) in net
            assets resulting
            from operations.............    $    50,344     $ 1,239,520     $   918,251
                                            ===========     ===========     ===========








                                                            MAINSTAY VP
                                            MAINSTAY VP     HIGH YIELD      MAINSTAY VP
                                              GROWTH         CORPORATE      ICAP SELECT
                                           ALLOCATION--       BOND--         EQUITY--
                                           SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
                                          ----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................    $   656,788     $ 8,380,561     $   179,148
  Mortality and expense risk charges....       (905,652)     (1,998,285)       (497,934)
                                            -----------     -----------     -----------
       Net investment income (loss).....       (248,864)      6,382,276        (318,786)
                                            -----------     -----------     -----------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....      1,415,370       1,164,784       1,383,409
  Cost of investments sold..............     (1,203,204)     (1,073,732)       (942,348)
                                            -----------     -----------     -----------
       Net realized gain (loss) on
          investments...................        212,166          91,052         441,061
  Realized gain distribution received...      2,578,520              --       1,354,212
  Change in unrealized appreciation
     (depreciation) on investments......        571,348      (6,794,553)     (1,386,239)
                                            -----------     -----------     -----------
       Net gain (loss) on investments...      3,362,034      (6,703,501)        409,034
                                            -----------     -----------     -----------
          Net increase (decrease) in net
            assets resulting
            from operations.............    $ 3,113,170     $  (321,225)    $    90,248
                                            ===========     ===========     ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV










                        MAINSTAY VP     MAINSTAY VP                     MAINSTAY VP
        MAINSTAY VP       COMMON       CONSERVATIVE     MAINSTAY VP     DEVELOPING       MAINSTAY VP      MAINSTAY VP
           CASH           STOCK--      ALLOCATION--    CONVERTIBLE--     GROWTH--      FLOATING RATE--   GOVERNMENT--
        MANAGEMENT     SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS    SERVICE CLASS    SERVICE CLASS
      ----------------------------------------------------------------------------------------------------------------


       $  1,526,486     $   211,352     $1,246,719      $  627,041      $       --      $  3,363,181      $   891,239
           (571,671)       (280,885)      (560,755)       (460,311)       (210,608)         (999,263)        (294,256)
       ------------     -----------     ----------      ----------      ----------      ------------      -----------
            954,815         (69,533)       685,964         166,730        (210,608)        2,363,918          596,983
       ------------     -----------     ----------      ----------      ----------      ------------      -----------

         37,372,701         763,101        872,777         759,386         866,699        16,784,686        1,113,073

        (37,372,965)       (589,068)      (786,045)       (624,442)       (565,818)      (17,265,157)      (1,081,460)
       ------------     -----------     ----------      ----------      ----------      ------------      -----------
               (264)        174,033         86,732         134,944         300,881          (480,471)          31,613
                 --       1,454,662        751,455         766,076         722,152                --               --

                406      (1,371,781)      (233,173)      1,957,519       2,653,206        (1,985,500)         187,129
       ------------     -----------     ----------      ----------      ----------      ------------      -----------
                142         256,914        605,014       2,858,539       3,676,239        (2,465,971)         218,742
       ------------     -----------     ----------      ----------      ----------      ------------      -----------

       $    954,957     $   187,381     $1,290,978      $3,025,269      $3,465,631      $   (102,053)     $   815,725
       ============     ===========     ==========      ==========      ==========      ============      ===========









        MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP
         INCOME &      INTERNATIONAL     LARGE CAP        MID CAP         MID CAP         MID CAP        MODERATE
         GROWTH--        EQUITY--        GROWTH--         CORE--         GROWTH--         VALUE--      ALLOCATION--
       SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
      --------------------------------------------------------------------------------------------------------------


       $    289,225     $   520,679     $       --      $   112,419     $       --      $   399,878     $ 1,506,427
            (99,537)     (1,395,548)      (262,314)        (746,823)      (830,189)        (769,351)       (959,002)
       ------------     -----------     ----------      -----------     ----------      -----------     -----------
            189,688        (874,869)      (262,314)        (634,404)      (830,189)        (369,473)        547,425
       ------------     -----------     ----------      -----------     ----------      -----------     -----------


         12,856,259       1,262,206      1,147,149        1,275,456      1,463,430        1,899,229       1,213,445
        (14,459,582)       (829,620)      (860,859)        (900,201)      (914,155)      (1,485,288)     (1,077,620)
       ------------     -----------     ----------      -----------     ----------      -----------     -----------
         (1,603,323)        432,586        286,290          375,255        549,275          413,941         135,825
          2,015,925       5,951,786             --        4,713,371      3,799,123        4,043,358       1,542,081

         (1,062,256)     (4,700,617)     2,444,639       (4,286,944)     1,799,264       (6,184,775)        492,305
       ------------     -----------     ----------      -----------     ----------      -----------     -----------
           (649,654)      1,683,755      2,730,929          801,682      6,147,662       (1,727,476)      2,170,211
       ------------     -----------     ----------      -----------     ----------      -----------     -----------

       $   (459,966)    $   808,886     $2,468,615      $   167,278     $5,317,473      $(2,096,949)    $ 2,717,636
       ============     ===========     ==========      ===========     ==========      ===========     ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2007




                                            MAINSTAY VP
                                             MODERATE       MAINSTAY VP     MAINSTAY VP
                                              GROWTH          S&P 500        SMALL CAP
                                           ALLOCATION--       INDEX--        GROWTH--
                                           SERVICE CLASS   SERVICE CLASS  SERVICE CLASS
                                          ----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................    $ 1,903,145     $   930,685     $        --
  Mortality and expense risk charges....     (1,564,120)     (1,037,476)       (326,476)
                                            -----------     -----------     -----------
       Net investment income (loss).....        339,025        (106,791)       (326,476)
                                            -----------     -----------     -----------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....      1,854,746       1,765,156       1,707,975
  Cost of investments sold..............     (1,607,235)     (1,349,994)     (1,460,874)
                                            -----------     -----------     -----------
       Net realized gain (loss) on
          investments...................        247,511         415,162         247,101
  Realized gain distribution received...      3,605,231              --       1,457,877
  Change in unrealized appreciation
     (depreciation) on
     investments........................        604,086       1,128,142      (2,435,263)
                                            -----------     -----------     -----------
       Net gain (loss) on investments...      4,456,828       1,543,304        (730,285)
                                            -----------     -----------     -----------
          Net increase (decrease) in net
            assets resulting
            from operations.............    $ 4,795,853     $ 1,436,513     $(1,056,761)
                                            ===========     ===========     ===========









                                           FIDELITY(R) VIP                      JANUS ASPEN
                                               EQUITY-       FIDELITY(R) VIP      SERIES
                                              INCOME--          MID CAP--       BALANCED--
                                           SERVICE CLASS 2   SERVICE CLASS 2  SERVICE SHARES
                                          --------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................     $   949,023       $  267,914       $  546,774
  Mortality and expense risk charges....        (835,852)        (909,474)        (388,399)
                                             -----------       ----------       ----------
       Net investment income (loss).....         113,171         (641,560)         158,375
                                             -----------       ----------       ----------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....       1,241,271        1,338,473        1,100,938
  Cost of investments sold..............      (1,088,418)        (997,081)        (881,996)
                                             -----------       ----------       ----------
       Net realized gain (loss) on
          investments...................         152,853          341,392          218,942
  Realized gain distribution received...       4,794,012        4,008,596               --
  Change in unrealized appreciation
     (depreciation) on
     investments........................      (6,275,130)       2,274,222        1,295,018
                                             -----------       ----------       ----------
       Net gain (loss) on investments...      (1,328,265)       6,624,210        1,513,960
                                             -----------       ----------       ----------
          Net increase (decrease) in net
            assets resulting
            from operations.............     $(1,215,094)      $5,982,650       $1,672,335
                                             ===========       ==========       ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV








                                                                           COLUMBIA
                                            ALGER             CVS          SMALL CAP
                                          AMERICAN          CALVERT       VALUE FUND,     DREYFUS IP
        MAINSTAY VP     MAINSTAY VP         SMALL           SOCIAL         VARIABLE       TECHNOLOGY     FIDELITY(R) VIP
      TOTAL RETURN--      VALUE--     CAPITALIZATION--     BALANCED        SERIES--        GROWTH--      CONTRAFUND(R)--
       SERVICE CLASS   SERVICE CLASS   CLASS S SHARES      PORTFOLIO        CLASS B     SERVICE SHARES   SERVICE CLASS 2
      ------------------------------------------------------------------------------------------------------------------


        $  213,739      $   436,485      $        --       $ 114,075      $    43,862     $       --      $  1,046,889
          (170,155)        (488,290)        (506,683)        (71,389)        (290,156)      (148,758)       (2,023,995)
        ----------      -----------      -----------       ---------      -----------     ----------      ------------
            43,584          (51,805)        (506,683)         42,686         (246,294)      (148,758)         (977,106)
        ----------      -----------      -----------       ---------      -----------     ----------      ------------


         1,015,835        1,832,961        3,138,618         407,664        1,297,823        911,462           545,663
          (844,279)      (1,340,473)      (1,759,478)       (356,018)      (1,080,319)      (754,102)         (371,661)
        ----------      -----------      -----------       ---------      -----------     ----------      ------------
           171,556          492,488        1,379,140          51,646          217,504        157,360           174,002
           718,569        2,535,327               --         261,056        1,770,326             --        35,705,042

          (474,373)      (3,194,111)       3,108,955        (327,970)      (2,671,408)       976,391       (18,820,484)
        ----------      -----------      -----------       ---------      -----------     ----------      ------------
           415,752         (166,296)       4,488,095         (15,268)        (683,578)     1,133,751        17,058,560
        ----------      -----------      -----------       ---------      -----------     ----------      ------------

        $  459,336      $  (218,101)     $ 3,981,412       $  27,418      $  (929,872)    $  984,993      $ 16,081,454
        ==========      ===========      ===========       =========      ===========     ==========      ============






                                                                         NEUBERGER
                                                                          BERMAN
        JANUS ASPEN                                                         AMT            ROYCE           ROYCE
          SERIES          MFS(R)          MFS(R)          MFS(R)          MID-CAP        MICRO-CAP       SMALL-CAP
         WORLDWIDE       INVESTORS       RESEARCH        UTILITIES        GROWTH        PORTFOLIO--     PORTFOLIO--
         GROWTH--     TRUST SERIES--     SERIES--        SERIES--       PORTFOLIO--     INVESTMENT      INVESTMENT
      SERVICE SHARES   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS      CLASS S          CLASS           CLASS
      --------------------------------------------------------------------------------------------------------------


         $  67,304       $  10,748       $  14,529      $   737,472     $       --      $   536,737     $    12,629
          (185,725)        (32,680)        (60,319)      (1,998,050)      (181,164)        (481,938)       (358,459)
         ---------       ---------       ---------      -----------     ----------      -----------     -----------
          (118,421)        (21,932)        (45,790)      (1,260,578)      (181,164)          54,799        (345,830)
         ---------       ---------       ---------      -----------     ----------      -----------     -----------


           783,484         273,176         172,865        2,295,754        798,291          668,528         389,237
          (567,490)       (198,978)       (119,803)      (1,488,530)      (526,740)        (537,360)       (350,851)
         ---------       ---------       ---------      -----------     ----------      -----------     -----------
           215,994          74,198          53,062          807,224        271,551          131,168          38,386
                --          15,603              --        6,331,900             --        3,058,462       1,098,756

           343,773          74,368         317,249       17,280,963      1,284,306       (3,458,662)     (2,229,872)
         ---------       ---------       ---------      -----------     ----------      -----------     -----------
           559,767         164,169         370,311       24,420,087      1,555,857         (269,032)     (1,092,730)
         ---------       ---------       ---------      -----------     ----------      -----------     -----------

         $ 441,346       $ 142,237       $ 324,521      $23,159,509     $1,374,693      $  (214,233)    $(1,438,560)
         =========       =========       =========      ===========     ==========      ===========     ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2007



                                                                            VAN KAMPEN
                                                                                UIF
                                           T. ROWE PRICE      VAN ECK        EMERGING
                                              EQUITY         WORLDWIDE        MARKETS
                                              INCOME           HARD          EQUITY--
                                           PORTFOLIO--II      ASSETS         CLASS II
                                          ----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................    $ 1,028,433     $    83,063     $   240,531
  Mortality and expense risk charges....     (1,138,499)     (1,644,913)     (1,008,451)
                                            -----------     -----------     -----------
       Net investment income (loss).....       (110,066)     (1,561,850)       (767,920)
                                            -----------     -----------     -----------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....      1,819,823       2,263,539       2,582,941
  Cost of investments sold..............     (1,489,743)     (1,163,930)     (1,155,876)
                                            -----------     -----------     -----------
       Net realized gain (loss) on
          investments...................        330,080       1,099,609       1,427,065
  Realized gain distribution received...      4,379,412       8,103,279       6,517,219
  Change in unrealized appreciation
     (depreciation) on investments......     (4,682,538)     26,500,670      11,770,673
                                            -----------     -----------     -----------
       Net gain (loss) on investments...         26,954      35,703,558      19,714,957
                                            -----------     -----------     -----------
          Net increase (decrease) in net
            assets resulting from
            operations..................    $   (83,112)    $34,141,708     $18,947,037
                                            ===========     ===========     ===========








                                              VICTORY
                                                VIF
                                            DIVERSIFIED
                                              STOCK--
                                          CLASS A SHARES
                                          --------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................     $  40,388
  Mortality and expense risk charges....      (108,320)
                                             ---------
       Net investment income (loss).....       (67,932)
                                             ---------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....       621,251
  Cost of investments sold..............      (507,630)
                                             ---------
       Net realized gain (loss) on
          investments...................       113,621
  Realized gain distribution received...       505,162
  Change in unrealized appreciation
     (depreciation) on investments......      (121,632)
                                             ---------
       Net gain (loss) on investments...       497,151
                                             ---------
          Net increase (decrease) in net
            assets resulting from
            operations..................     $ 429,219
                                             =========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV







                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2007
and December 31, 2006






                                                                          MAINSTAY VP                         MAINSTAY VP
                                                                          BALANCED--                            BOND--
                                                                         SERVICE CLASS                       SERVICE CLASS
                                                               --------------------------------    --------------------------------
                                                                    2007              2006              2007              2006
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   154,417       $   190,853       $   634,878       $   (67,383)
     Net realized gain (loss) on investments................         265,757           131,678            22,589           (29,045)
     Realized gain distribution received....................       1,635,096           303,450                --                --
     Change in unrealized appreciation (depreciation) on
       investments..........................................      (2,004,926)        1,444,815           582,053           593,102
                                                                 -----------       -----------       -----------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................          50,344         2,070,796         1,239,520           496,674
                                                                 -----------       -----------       -----------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................      10,999,663         9,147,708         6,638,220         4,088,752
     Policyowners' surrenders...............................      (1,672,256)         (937,286)       (1,100,568)         (370,079)
     Policyowners' annuity and death benefits...............        (224,193)         (114,243)         (149,068)          (32,840)
     Net transfers from (to) Fixed Account..................       6,473,210        10,656,415         3,799,294         2,048,182
     Transfers between Investment Divisions.................      (2,733,116)       (1,971,723)        4,956,189          (558,393)
                                                                 -----------       -----------       -----------       -----------
       Net contributions and (withdrawals)..................      12,843,308        16,780,871        14,144,067         5,175,622
                                                                 -----------       -----------       -----------       -----------
          Increase (decrease) in net assets.................      12,893,652        18,851,667        15,383,587         5,672,296

NET ASSETS:
     Beginning of period....................................      32,449,273        13,597,606        19,422,494        13,750,198
                                                                 -----------       -----------       -----------       -----------
     End of period..........................................     $45,342,925       $32,449,273       $34,806,081       $19,422,494
                                                                 ===========       ===========       ===========       ===========








                                                                          MAINSTAY VP                         MAINSTAY VP
                                                                         CONVERTIBLE--                    DEVELOPING GROWTH--
                                                                         SERVICE CLASS                       SERVICE CLASS
                                                               --------------------------------    --------------------------------
                                                                    2007              2006              2007              2006
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   166,730       $   213,546       $  (210,608)      $  (98,021)
     Net realized gain (loss) on investments................         134,944            99,872           300,881          199,880
     Realized gain distribution received....................         766,076                --           722,152               --
     Change in unrealized appreciation (depreciation) on
       investments..........................................       1,957,519         1,196,587         2,653,206          445,814
                                                                 -----------       -----------       -----------       ----------
       Net increase (decrease) in net assets resulting from
          operations........................................       3,025,269         1,510,005         3,465,631          547,673
                                                                 -----------       -----------       -----------       ----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................       6,687,692         4,302,399         6,823,857        2,792,662
     Policyowners' surrenders...............................      (1,326,097)         (403,732)         (506,269)         (64,651)
     Policyowners' annuity and death benefits...............         (84,559)          (29,366)          (58,079)         (43,810)
     Net transfers from (to) Fixed Account..................       3,225,111         2,607,971         1,676,160          825,389
     Transfers between Investment Divisions.................       1,234,930          (405,159)        2,373,884         (241,094)
                                                                 -----------       -----------       -----------       ----------
       Net contributions and (withdrawals)..................       9,737,077         6,072,113        10,309,553        3,268,496
                                                                 -----------       -----------       -----------       ----------
          Increase (decrease) in net assets.................      12,762,346         7,582,118        13,775,184        3,816,169

NET ASSETS:
     Beginning of period....................................      21,579,603        13,997,485         8,389,168        4,572,999
                                                                 -----------       -----------       -----------       ----------
     End of period..........................................     $34,341,949       $21,579,603       $22,164,352       $8,389,168
                                                                 ===========       ===========       ===========       ==========




(a) For the period February 13, 2006 (Commencement of Investments) through December 31, 2006.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV










                                                                                                        MAINSTAY VP
              MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP                   CONSERVATIVE
         CAPITAL APPRECIATION--                 CASH                     COMMON STOCK--                 ALLOCATION--
             SERVICE CLASS                   MANAGEMENT                  SERVICE CLASS                 SERVICE CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2007           2006           2007           2006           2007           2006           2007          2006(A)
     -----------------------------------------------------------------------------------------------------------------------



       $  (187,035)   $ (104,255)   $    954,815   $    431,276    $   (69,533)   $   (69,354)   $   685,964    $    65,684
           337,025        90,465            (264)           114        174,033         53,128         86,732          1,157
                --            --              --             --      1,454,662        236,575        751,455         35,911

           768,261       248,268             406           (573)    (1,371,781)       926,167       (233,173)       369,789
       -----------    ----------    ------------   ------------    -----------    -----------    -----------    -----------

           918,251       234,478         954,957        430,817        187,381      1,146,516      1,290,978        472,541
       -----------    ----------    ------------   ------------    -----------    -----------    -----------    -----------


         2,818,879     1,904,760      43,728,820     25,396,090      7,299,188      3,113,995     17,705,848      6,194,554
          (531,274)     (235,410)     (3,178,672)      (810,793)      (630,843)      (192,735)      (647,038)        17,371
           (35,876)           --      (1,522,348)            --        (16,738)        (9,304)       (62,196)            --
         1,072,600       858,341       6,780,718      2,015,669      2,460,687      1,093,383      9,264,131      3,466,768
          (418,451)     (515,721)    (16,709,467)   (18,547,906)       482,476        225,639     10,673,494      2,832,736
       -----------    ----------    ------------   ------------    -----------    -----------    -----------    -----------
         2,905,878     2,011,970      29,099,051      8,053,060      9,594,770      4,230,978     36,934,239     12,511,429
       -----------    ----------    ------------   ------------    -----------    -----------    -----------    -----------
         3,824,129     2,246,448      30,054,008      8,483,877      9,782,151      5,377,494     38,225,217     12,983,970


         9,113,710     6,867,262      18,764,863     10,280,986     10,930,950      5,553,456     12,983,970             --
       -----------    ----------    ------------   ------------    -----------    -----------    -----------    -----------
       $12,937,839    $9,113,710    $ 48,818,871   $ 18,764,863    $20,713,101    $10,930,950    $51,209,187    $12,983,970
       ===========    ==========    ============   ============    ===========    ===========    ===========    ===========







                                                                          MAINSTAY VP                   MAINSTAY VP
              MAINSTAY VP                   MAINSTAY VP                      GROWTH                      HIGH YIELD
            FLOATING RATE--                 GOVERNMENT--                  ALLOCATION--                CORPORATE BOND--
             SERVICE CLASS                 SERVICE CLASS                 SERVICE CLASS                 SERVICE CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2007           2006           2007           2006           2007          2006(A)         2007           2006
     -----------------------------------------------------------------------------------------------------------------------



      $  2,363,918    $ 1,093,298    $   596,983    $   (55,977)   $  (248,864)   $    17,220   $  6,382,276    $   486,752
          (480,471)       (37,266)        31,613        (21,273)       212,166          6,618         91,052         (3,202)
                --             --             --             --      2,578,520        157,632             --             --

        (1,985,500)       (51,937)       187,129        354,100        571,348      1,654,413     (6,794,553)     6,106,279
      ------------    -----------    -----------    -----------    -----------    -----------   ------------    -----------

          (102,053)     1,004,095        815,725        276,850      3,113,170      1,835,883       (321,225)     6,589,829
      ------------    -----------    -----------    -----------    -----------    -----------   ------------    -----------

        29,792,807     19,769,621      3,809,606      3,529,899     32,050,100     17,932,747     37,457,210     21,494,727
        (2,567,359)      (490,913)      (832,301)      (235,052)    (1,500,997)      (450,373)    (4,247,796)    (1,851,312)
          (289,055)      (103,080)      (111,442)       (61,737)       (12,664)            --       (761,179)      (236,138)
        12,672,860      8,719,199      1,764,701      1,234,270      9,901,140      4,991,194     18,857,524     10,400,205
       (18,692,832)      (762,566)     1,945,703        (61,629)     2,861,743      2,957,707     (1,279,672)    (1,061,038)
      ------------    -----------    -----------    -----------    -----------    -----------   ------------    -----------
        20,916,421     27,132,261      6,576,267      4,405,751     43,299,322     25,431,275     50,026,087     28,746,444
      ------------    -----------    -----------    -----------    -----------    -----------   ------------    -----------
        20,814,368     28,136,356      7,391,992      4,682,601     46,412,492     27,267,158     49,704,862     35,336,273


        37,645,093      9,508,737     13,260,360      8,577,759     27,267,158             --     84,028,721     48,692,448
      ------------    -----------    -----------    -----------    -----------    -----------   ------------    -----------
      $ 58,459,461    $37,645,093    $20,652,352    $13,260,360    $73,679,650    $27,267,158   $133,733,583    $84,028,721
      ============    ===========    ===========    ===========    ===========    ===========   ============    ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2007
and December 31, 2006




                                                                          MAINSTAY VP
                                                                          ICAP SELECT                         MAINSTAY VP
                                                                           EQUITY--                        INCOME & GROWTH--
                                                                         SERVICE CLASS                       SERVICE CLASS
                                                               --------------------------------    --------------------------------
                                                                    2007              2006              2007              2006
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $  (318,786)      $   (72,639)     $    189,688       $  (60,768)
     Net realized gain (loss) on investments................         441,061            40,764        (1,603,323)         118,633
     Realized gain distribution received....................       1,354,212            46,111         2,015,925          102,369
     Change in unrealized appreciation (depreciation) on
       investments..........................................      (1,386,239)        1,041,573        (1,062,256)         836,861
                                                                 -----------       -----------      ------------       ----------
       Net increase (decrease) in net assets resulting from
          operations........................................          90,248         1,055,809          (459,966)         997,095
                                                                 -----------       -----------      ------------       ----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................      20,269,464         3,132,957         1,588,179        1,598,547
     Policyowners' surrenders...............................      (1,101,294)         (185,119)         (291,006)        (277,851)
     Policyowners' annuity and death benefits...............        (197,512)          (11,535)         (117,214)          (5,049)
     Net transfers from (to) Fixed Account..................       8,731,588           780,922         3,631,989        1,267,675
     Transfers between Investment Divisions.................      15,179,049           982,423       (12,614,898)        (391,172)
                                                                 -----------       -----------      ------------       ----------
       Net contributions and (withdrawals)..................      42,881,295         4,699,648        (7,802,950)       2,192,150
                                                                 -----------       -----------      ------------       ----------
          Increase (decrease) in net assets.................      42,971,543         5,755,457        (8,262,916)       3,189,245

NET ASSETS:
     Beginning of period....................................      10,141,138         4,385,681         8,262,916        5,073,671
                                                                 -----------       -----------      ------------       ----------
     End of period..........................................     $53,112,681       $10,141,138      $         --       $8,262,916
                                                                 ===========       ===========      ============       ==========







                                                                                                              MAINSTAY VP
                                                                          MAINSTAY VP                          MODERATE
                                                                        MID CAP VALUE--                      ALLOCATION--
                                                                         SERVICE CLASS                       SERVICE CLASS
                                                               --------------------------------    --------------------------------
                                                                    2007              2006              2007             2006(A)
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $  (369,473)      $  (433,352)      $   547,425       $    84,672
     Net realized gain (loss) on investments................         413,941           208,080           135,825            27,664
     Realized gain distribution received....................       4,043,358           461,467         1,542,081            83,299
     Change in unrealized appreciation (depreciation) on
       investments..........................................      (6,184,775)        3,219,354           492,305         1,395,488
                                                                 -----------       -----------       -----------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................      (2,096,949)        3,455,549         2,717,636         1,591,123
                                                                 -----------       -----------       -----------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................      10,392,531         8,582,206        30,387,019        16,837,164
     Policyowners' surrenders...............................      (2,247,870)         (831,261)       (1,554,059)         (140,817)
     Policyowners' annuity and death benefits...............        (272,117)         (313,768)         (362,490)               --
     Net transfers from (to) Fixed Account..................       5,422,267         4,437,558        13,123,211         6,511,017
     Transfers between Investment Divisions.................        (952,259)       (2,015,062)        4,113,916         4,782,994
                                                                 -----------       -----------       -----------       -----------
       Net contributions and (withdrawals)..................      12,342,552         9,859,673        45,707,597        27,990,358
                                                                 -----------       -----------       -----------       -----------
          Increase (decrease) in net assets.................      10,245,603        13,315,222        48,425,233        29,581,481

NET ASSETS:
     Beginning of period....................................      36,644,043        23,328,821        29,581,481                --
                                                                 -----------       -----------       -----------       -----------
     End of period..........................................     $46,889,646       $36,644,043       $78,006,714       $29,581,481
                                                                 ===========       ===========       ===========       ===========




(a) For the period February 13, 2006 (Commencement of Investments) through December 31, 2006.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV










              MAINSTAY VP                   MAINSTAY VP
             INTERNATIONAL                   LARGE CAP                    MAINSTAY VP                   MAINSTAY VP
                EQUITY--                      GROWTH--                   MID CAP CORE--               MID CAP GROWTH--
             SERVICE CLASS                 SERVICE CLASS                 SERVICE CLASS                 SERVICE CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2007           2006           2007           2006           2007           2006           2007           2006
     -----------------------------------------------------------------------------------------------------------------------



      $   (874,869)   $  (345,704)   $  (262,314)   $  (85,807)    $  (634,404)   $  (308,348)   $  (830,189)   $  (445,052)
           432,586        127,678        286,290         5,942         375,255        177,715        549,275        365,402
         5,951,786        495,549             --            --       4,713,371        187,125      3,799,123        679,247

        (4,700,617)     8,509,732      2,444,639       438,834      (4,286,944)     2,778,904      1,799,264      1,442,021
      ------------    -----------    -----------    ----------     -----------    -----------    -----------    -----------

           808,886      8,787,255      2,468,615       358,969         167,278      2,835,396      5,317,473      2,041,618
      ------------    -----------    -----------    ----------     -----------    -----------    -----------    -----------

        33,898,491     17,392,504      8,685,001     3,624,032      14,994,524     10,060,175     10,941,276     11,496,678
        (3,063,835)      (975,120)      (627,457)      (82,562)     (1,677,314)      (507,675)    (2,039,477)      (843,288)
          (227,408)      (111,362)       (91,019)           --        (115,500)       (26,600)      (239,381)      (257,525)
        15,355,508      6,151,276      3,105,119     1,470,962       6,772,499      3,901,592      4,142,430      5,161,821
           (22,693)     3,352,137      2,482,125       305,508        (683,632)      (778,591)     1,013,230     (2,112,204)
      ------------    -----------    -----------    ----------     -----------    -----------    -----------    -----------
        45,940,063     25,809,435     13,553,769     5,317,940      19,290,577     12,648,901     13,818,078     13,445,482
      ------------    -----------    -----------    ----------     -----------    -----------    -----------    -----------
        46,748,949     34,596,690     16,022,384     5,676,909      19,457,855     15,484,297     19,135,551     15,487,100

        54,334,371     19,737,681      9,060,244     3,383,335      30,960,162     15,475,865     38,502,819     23,015,719
      ------------    -----------    -----------    ----------     -----------    -----------    -----------    -----------
      $101,083,320    $54,334,371    $25,082,628    $9,060,244     $50,418,017    $30,960,162    $57,638,370    $38,502,819
      ============    ===========    ===========    ==========     ===========    ===========    ===========    ===========






              MAINSTAY VP
                MODERATE                                                  MAINSTAY VP
                 GROWTH                     MAINSTAY VP                    SMALL CAP                    MAINSTAY VP
              ALLOCATION--                S&P 500 INDEX--                   GROWTH--                   TOTAL RETURN--
             SERVICE CLASS                 SERVICE CLASS                 SERVICE CLASS                 SERVICE CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2007          2006(A)         2007           2006           2007           2006           2007           2006
     -----------------------------------------------------------------------------------------------------------------------



      $    339,025    $   127,589    $  (106,791)   $  (380,730)   $  (326,476)   $  (236,600)   $    43,584    $  (66,540)
           247,511         20,909        415,162        196,317        247,101         96,492        171,556        35,239
         3,605,231        228,893             --             --      1,457,877            154        718,569       108,054

           604,086      2,333,860      1,128,142      5,393,277     (2,435,263)       696,584       (474,373)      461,637
      ------------    -----------    -----------    -----------    -----------    -----------    -----------    ----------

         4,795,853      2,711,251      1,436,513      5,208,864     (1,056,761)       556,630        459,336       538,390
      ------------    -----------    -----------    -----------    -----------    -----------    -----------    ----------

        52,057,233     30,011,588     15,018,291     11,993,521      3,333,163      4,174,267      1,716,213     1,395,645
        (2,094,985)        41,431     (2,460,339)      (927,373)      (916,207)      (448,139)      (716,116)     (210,016)
          (476,120)            --       (321,376)       (92,323)       (46,257)        (9,860)       (87,663)      (50,910)
        18,011,079     11,872,193      5,978,264      4,984,544      1,197,464      1,747,381      1,217,901     1,007,569
         1,575,044      2,801,484     (2,174,831)    (1,422,976)    (1,183,024)      (577,914)        55,751      (136,128)
      ------------    -----------    -----------    -----------    -----------    -----------    -----------    ----------
        69,072,251     44,726,696     16,040,009     14,535,393      2,385,139      4,885,735      2,186,086     2,006,160
      ------------    -----------    -----------    -----------    -----------    -----------    -----------    ----------
        73,868,104     47,437,947     17,476,522     19,744,257      1,328,378      5,442,365      2,645,422     2,544,550

        47,437,947             --     49,694,273     29,950,016     18,253,317     12,810,952      8,399,780     5,855,230
      ------------    -----------    -----------    -----------    -----------    -----------    -----------    ----------
      $121,306,051    $47,437,947    $67,170,795    $49,694,273    $19,581,695    $18,253,317    $11,045,202    $8,399,780
      ============    ===========    ===========    ===========    ===========    ===========    ===========    ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2007
and December 31, 2006




                                                                                                            ALGER AMERICAN
                                                                          MAINSTAY VP                            SMALL
                                                                            VALUE--                        CAPITALIZATION--
                                                                         SERVICE CLASS                      CLASS S SHARES
                                                               --------------------------------    --------------------------------
                                                                    2007              2006              2007              2006
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   (51,805)      $  (160,816)      $  (506,683)      $  (225,344)
     Net realized gain (loss) on investments................         492,488           185,029         1,379,140           111,693
     Realized gain distribution received....................       2,535,327           325,313                --                --
     Change in unrealized appreciation (depreciation) on
       investments..........................................      (3,194,111)        2,097,578         3,108,955         2,706,749
                                                                 -----------       -----------       -----------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................        (218,101)        2,447,104         3,981,412         2,593,098
                                                                 -----------       -----------       -----------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................       8,210,616         6,635,290         4,615,768         8,934,797
     Policyowners' surrenders...............................      (1,324,778)         (399,466)       (1,229,785)         (371,536)
     Policyowners' annuity and death benefits...............        (123,261)          (12,083)         (140,856)             (267)
     Net transfers from (to) Fixed Account..................       3,817,876         2,358,167         2,236,519         2,961,088
     Transfers between Investment Divisions.................      (2,455,475)          875,654        (2,161,278)           89,750
                                                                 -----------       -----------       -----------       -----------
       Net contributions and (withdrawals)..................       8,124,978         9,457,562         3,320,368        11,613,832
                                                                 -----------       -----------       -----------       -----------
          Increase (decrease) in net assets.................       7,906,877        11,904,666         7,301,780        14,206,930

NET ASSETS:
     Beginning of period....................................      22,305,122        10,400,456        23,631,013         9,424,083
                                                                 -----------       -----------       -----------       -----------
     End of period..........................................     $30,211,999       $22,305,122       $30,932,793       $23,631,013
                                                                 ===========       ===========       ===========       ===========






                                                                          FIDELITY(R)                         FIDELITY(R)
                                                                              VIP                                 VIP
                                                                        EQUITY-INCOME--                        MID CAP--
                                                                        SERVICE CLASS 2                     SERVICE CLASS 2
                                                               --------------------------------    --------------------------------
                                                                    2007              2006              2007              2006
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   113,171       $   411,359       $  (641,560)      $  (375,652)
     Net realized gain (loss) on investments................         152,853            19,190           341,392           110,922
     Realized gain distribution received....................       4,794,012         3,232,240         4,008,596         2,932,967
     Change in unrealized appreciation (depreciation) on
       investments..........................................      (6,275,130)          586,844         2,274,222           357,481
                                                                 -----------       -----------       -----------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................      (1,215,094)        4,249,633         5,982,650         3,025,718
                                                                 -----------       -----------       -----------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................      17,118,682        10,736,824        15,769,662        11,507,553
     Policyowners' surrenders...............................      (1,863,414)         (548,536)       (2,044,247)         (976,865)
     Policyowners' annuity and death benefits...............        (261,664)          (97,789)         (251,518)         (106,328)
     Net transfers from (to) Fixed Account..................       6,758,217         3,766,767         7,457,811         5,261,628
     Transfers between Investment Divisions.................       1,436,326         1,394,101          (427,690)          (86,905)
                                                                 -----------       -----------       -----------       -----------
       Net contributions and (withdrawals)..................      23,188,147        15,251,367        20,504,018        15,599,083
                                                                 -----------       -----------       -----------       -----------
          Increase (decrease) in net assets.................      21,973,053        19,501,000        26,486,668        18,624,801

NET ASSETS:
     Beginning of period....................................      35,469,789        15,968,789        40,506,756        21,881,955
                                                                 -----------       -----------       -----------       -----------
     End of period..........................................     $57,442,842       $35,469,789       $66,993,424       $40,506,756
                                                                 ===========       ===========       ===========       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV









                                              COLUMBIA
              CVS CALVERT                    SMALL CAP                     DREYFUS IP                   FIDELITY(R)
                 SOCIAL                     VALUE FUND,                    TECHNOLOGY                       VIP
                BALANCED                      VARIABLE                      GROWTH--                  CONTRAFUND(R)--
               PORTFOLIO                  SERIES--CLASS B                SERVICE SHARES               SERVICE CLASS 2
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2007           2006           2007           2006           2007           2006           2007           2006
     -----------------------------------------------------------------------------------------------------------------------



       $   42,686     $   35,017     $  (246,294)   $   (93,013)   $  (148,758)   $  (91,479)   $   (977,106)   $  (179,276)
           51,646         37,227         217,504         60,472        157,360        34,303         174,002         17,349
          261,056         62,320       1,770,326        276,709             --            --      35,705,042      6,224,024

         (327,970)        75,914      (2,671,408)     1,080,679        976,391       251,747     (18,820,484)      (261,221)
       ----------     ----------     -----------    -----------    -----------    ----------    ------------    -----------

           27,418        210,478        (929,872)     1,324,847        984,993       194,571      16,081,454      5,800,876
       ----------     ----------     -----------    -----------    -----------    ----------    ------------    -----------

          901,757        899,362       4,301,619      4,765,899      2,513,496     1,531,960      39,532,838     27,971,431
         (114,912)       (26,938)       (629,882)      (184,748)      (396,714)     (141,348)     (4,408,939)    (1,393,286)
               --         (1,564)        (46,015)       (22,953)       (43,735)       (5,523)       (530,184)      (166,518)
          419,538        542,511       2,566,295      2,217,484        990,720       893,380      18,150,051     12,398,234
         (237,848)      (150,083)       (532,401)       756,019        354,794       (26,222)       (572,463)     2,393,301
       ----------     ----------     -----------    -----------    -----------    ----------    ------------    -----------
          968,535      1,263,288       5,659,616      7,531,701      3,418,561     2,252,247      52,171,303     41,203,162
       ----------     ----------     -----------    -----------    -----------    ----------    ------------    -----------
          995,953      1,473,766       4,729,744      8,856,548      4,403,554     2,446,818      68,252,757     47,004,038


        3,648,202      2,174,436      13,366,761      4,510,213      7,293,125     4,846,307      83,381,278     36,377,240
       ----------     ----------     -----------    -----------    -----------    ----------    ------------    -----------
       $4,644,155     $3,648,202     $18,096,505    $13,366,761    $11,696,679    $7,293,125    $151,634,035    $83,381,278
       ==========     ==========     ===========    ===========    ===========    ==========    ============    ===========





                                            JANUS ASPEN
              JANUS ASPEN                      SERIES
                 SERIES                      WORLDWIDE                  MFS(R) INVESTORS                   MFS(R)
               BALANCED--                     GROWTH--                   TRUST SERIES--              RESEARCH SERIES--
             SERVICE SHARES                SERVICE SHARES                SERVICE CLASS                 SERVICE CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2007           2006           2007           2006           2007           2006           2007           2006
     -----------------------------------------------------------------------------------------------------------------------



       $   158,375    $    94,102    $  (118,421)   $   16,338     $  (21,932)    $  (16,237)    $  (45,790)    $  (24,726)
           218,942        105,532        215,994        35,500         74,198         51,264         53,062         56,390
                --             --             --            --         15,603             --             --             --

         1,295,018      1,039,899        343,773       875,855         74,368        121,553        317,249        165,380
       -----------    -----------    -----------    ----------     ----------     ----------     ----------     ----------

         1,672,335      1,239,533        441,346       927,693        142,237        156,580        324,521        197,044
       -----------    -----------    -----------    ----------     ----------     ----------     ----------     ----------

         5,133,478      3,462,999      4,188,251     1,567,886        457,464        284,743        971,694        569,486
        (1,116,660)      (500,142)      (469,290)     (158,251)       (64,203)       (90,132)      (117,262)       (75,650)
          (189,841)       (12,023)       (16,724)       (1,582)       (17,163)       (10,349)        (6,961)            --
         3,334,414      2,070,061      2,036,456       850,908        185,414         92,408        531,531        311,305
         1,169,079        271,214        565,389      (114,448)        58,458         60,501        267,864        (91,976)
       -----------    -----------    -----------    ----------     ----------     ----------     ----------     ----------
         8,330,470      5,292,109      6,304,082     2,144,513        619,970        337,171      1,646,866        713,165
       -----------    -----------    -----------    ----------     ----------     ----------     ----------     ----------
        10,002,805      6,531,642      6,745,428     3,072,206        762,207        493,751      1,971,387        910,209

        17,360,454     10,828,812      7,257,571     4,185,365      1,638,798      1,145,047      2,573,920      1,663,711
       -----------    -----------    -----------    ----------     ----------     ----------     ----------     ----------
       $27,363,259    $17,360,454    $14,002,999    $7,257,571     $2,401,005     $1,638,798     $4,545,307     $2,573,920
       ===========    ===========    ===========    ==========     ==========     ==========     ==========     ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2007
and December 31, 2006




                                                                            MFS(R)                             NEUBERGER
                                                                           UTILITIES                            BERMAN
                                                                           SERIES--                           AMT MID-CAP
                                                                         SERVICE CLASS                 GROWTH PORTFOLIO--CLASS S
                                                               --------------------------------    --------------------------------
                                                                    2007              2006              2007              2006
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................    $ (1,260,578)      $    90,252       $  (181,164)      $  (49,311)
     Net realized gain (loss) on investments................         807,224           127,715           271,551           79,970
     Realized gain distribution received....................       6,331,900         1,371,823                --               --
     Change in unrealized appreciation (depreciation) on
       investments..........................................      17,280,963        10,522,181         1,284,306          363,618
                                                                ------------       -----------       -----------       ----------
       Net increase (decrease) in net assets resulting from
          operations........................................      23,159,509        12,111,971         1,374,693          394,277
                                                                ------------       -----------       -----------       ----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................      56,802,337        21,527,887         6,153,434        2,405,320
     Policyowners' surrenders...............................      (4,715,952)       (1,315,108)         (473,123)         (60,404)
     Policyowners' annuity and death benefits...............        (858,086)         (112,132)          (12,019)         (11,649)
     Net transfers from (to) Fixed Account..................      22,511,535         9,744,300         1,959,758          863,352
     Transfers between Investment Divisions.................       5,807,166         2,797,522         3,279,770          227,990
                                                                ------------       -----------       -----------       ----------
       Net contributions and (withdrawals)..................      79,547,000        32,642,469        10,907,820        3,424,609
                                                                ------------       -----------       -----------       ----------
          Increase (decrease) in net assets.................     102,706,509        44,754,440        12,282,513        3,818,886
NET ASSETS:
     Beginning of period....................................      68,837,660        24,083,220         5,644,462        1,825,576
                                                                ------------       -----------       -----------       ----------
     End of period..........................................    $171,544,169       $68,837,660       $17,926,975       $5,644,462
                                                                ============       ===========       ===========       ==========






                                                                                                                VAN ECK
                                                                         T. ROWE PRICE                         WORLDWIDE
                                                                         EQUITY INCOME                           HARD
                                                                         PORTFOLIO--II                          ASSETS
                                                               --------------------------------    --------------------------------
                                                                    2007              2006              2007              2006
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $  (110,066)      $    (5,531)     $ (1,561,850)      $  (484,763)
     Net realized gain (loss) on investments................         330,080            51,016         1,099,609           344,329
     Realized gain distribution received....................       4,379,412         1,254,672         8,103,279         1,366,941
     Change in unrealized appreciation (depreciation) on
       investments..........................................      (4,682,538)        4,799,970        26,500,670         5,709,039
                                                                 -----------       -----------      ------------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................         (83,112)        6,100,127        34,141,708         6,935,546
                                                                 -----------       -----------      ------------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................      20,454,557        12,259,925        43,510,901        23,019,833
     Policyowners' surrenders...............................      (2,916,387)       (1,270,816)       (3,951,164)       (1,086,521)
     Policyowners' annuity and death benefits...............        (347,734)         (160,887)         (465,122)         (155,585)
     Net transfers from (to) Fixed Account..................       8,456,802         5,819,333        15,697,501         8,677,967
     Transfers between Investment Divisions.................          (9,248)          324,397         2,084,811           659,257
                                                                 -----------       -----------      ------------       -----------
       Net contributions and (withdrawals)..................      25,637,990        16,971,952        56,876,927        31,114,951
                                                                 -----------       -----------      ------------       -----------
          Increase (decrease) in net assets.................      25,554,878        23,072,079        91,018,635        38,050,497
NET ASSETS:
     Beginning of period....................................      50,421,624        27,349,545        58,353,335        20,302,838
                                                                 -----------       -----------      ------------       -----------
     End of period..........................................     $75,976,502       $50,421,624      $149,371,970       $58,353,335
                                                                 ===========       ===========      ============       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV











            ROYCE MICRO-CAP               ROYCE SMALL-CAP
              PORTFOLIO--                   PORTFOLIO--
            INVESTMENT CLASS              INVESTMENT CLASS
     ----------------------------- -----------------------------
          2007           2006           2007           2006
     -----------------------------------------------------------



       $    54,799    $   (89,764)   $  (345,830)   $  (105,901)
           131,168         48,250         38,386         37,982
         3,058,462        774,351      1,098,756        550,799

        (3,458,662)       545,005     (2,229,872)       540,991
       -----------    -----------    -----------    -----------

          (214,233)     1,277,842     (1,438,560)     1,023,871
       -----------    -----------    -----------    -----------

        16,133,102      8,616,002      9,399,307      7,039,602
          (986,500)      (177,221)      (681,703)      (260,481)
           (63,650)       (43,760)       (72,767)        (1,641)
         5,535,767      2,693,311      3,899,619      2,047,686
           630,736      2,363,699        488,641        202,111
       -----------    -----------    -----------    -----------
        21,249,455     13,452,031     13,033,097      9,027,277
       -----------    -----------    -----------    -----------
        21,035,222     14,729,873     11,594,537     10,051,148

        16,409,865      1,679,992     12,973,125      2,921,977
       -----------    -----------    -----------    -----------
       $37,445,087    $16,409,865    $24,567,662    $12,973,125
       ===========    ===========    ===========    ===========





                VAN KAMPEN                        VICTORY
                    UIF                             VIF
             EMERGING MARKETS               DIVERSIFIED STOCK--
             EQUITY--CLASS II                 CLASS A SHARES
      ------------------------------  ------------------------------
           2007            2006            2007            2006
      --------------------------------------------------------------




        $  (767,920)    $  (117,313)    $  (67,932)     $  (41,385)
          1,427,065         273,351        113,621          58,857
          6,517,219         549,964        505,162         106,457

         11,770,673       6,736,671       (121,632)        342,920
        -----------     -----------     ----------      ----------

         18,947,037       7,442,673        429,219         466,849
        -----------     -----------     ----------      ----------

         30,853,801      14,929,489      1,633,162       1,142,550
         (2,386,765)       (345,434)      (229,983)       (123,257)
           (125,776)        (24,614)        (4,098)        (13,025)
          9,648,647       4,896,079        830,725         999,061
         (1,128,787)      1,289,413       (100,502)         83,352
        -----------     -----------     ----------      ----------
         36,861,120      20,744,933      2,129,304       2,088,681
        -----------     -----------     ----------      ----------
         55,808,157      28,187,606      2,558,523       2,555,530

         38,547,330      10,359,724      5,008,959       2,453,429
        -----------     -----------     ----------      ----------
        $94,355,487     $38,547,330     $7,567,482      $5,008,959
        ===========     ===========     ==========      ==========









The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1--Organization and Accounting Policies:

--------------------------------------------------------------------------------

NYLIAC Variable Annuity Separate Account-IV ("Separate Account") was established on June 10, 2003, under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. The Separate Account funds New York Life Elite Variable Annuity (formerly known as LifeStages(R) and MainStay), New York Life Premium Plus Elite Variable Annuity (formerly known as LifeStages(R)) and New York Life Longevity Benefit Variable Annuity policies (formerly known as LifeStages(R)). This account was established to receive and invest premium payments under Non-Qualified Deferred and Tax-Qualified Deferred Flexible Premium Variable Retirement Annuity Policies ("the policies") issued by NYLIAC. The Non-Qualified policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. The Tax-Qualified policies are designed to establish retirement benefits for individuals who participate in tax-qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities LLC, and certain banking and financial institutions that have entered into selling agreements with NYLIAC and registered representatives of unaffiliated broker-dealers. NYLIFE Securities LLC is a wholly-owned subsidiary of NYLIFE LLC and NYLIFE Distributors LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"). NYLIFE LLC and NYLIM Holdings are both wholly-owned subsidiaries of New York Life Insurance Company. The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

     The assets of the Separate Account, which are currently all in the accumulation phase, are invested in shares of eligible portfolios of the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the Columbia Funds Variable Insurance Trust, the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisers Management Trust, the Royce Capital Fund, the T. Rowe Price Equity Series, Inc., the Van Eck Worldwide Insurance Trust, the Universal Institutional Funds, Inc., and the Victory Variable Insurance Funds (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account and the Dollar Cost Averaging Advantage Account represent the general assets of NYLIAC. NYLIAC's Fixed Account and the Dollar Cost Averaging Advantage Account may be charged with liabilities arising out of other business NYLIAC may conduct.

     New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several subadvisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, Institutional Capital LLC, a wholly-owned subsidiary of NYLIM Holdings, Lord, Abbett & Company LLC, and Winslow Capital Management Inc. to provide investment advisory services to certain portfolios of the MainStay VP Series Fund, Inc.

     The following Investment Divisions, with their respective fund portfolios, are available in this Separate Account:

MainStay VP Balanced--Service Class
MainStay VP Bond--Service Class
MainStay VP Capital Appreciation--Service Class
MainStay VP Cash Management
MainStay VP Common Stock--Service Class
MainStay VP Conservative Allocation--Service Class
MainStay VP Convertible--Service Class
MainStay VP Developing Growth--Service Class
MainStay VP Floating Rate--Service Class
MainStay VP Government--Service Class
MainStay VP Growth Allocation--Service Class
MainStay VP High Yield Corporate Bond--Service Class
MainStay VP ICAP Select Equity--Service Class(1,2)
MainStay VP International Equity--Service Class
MainStay VP Large Cap Growth--Service Class
MainStay VP Mid Cap Core--Service Class
MainStay VP Mid Cap Growth--Service Class
MainStay VP Mid Cap Value--Service Class
MainStay VP Moderate Allocation--Service Class
MainStay VP Moderate Growth Allocation--Service Class
MainStay VP S&P 500 Index--Service Class
MainStay VP Small Cap Growth--Service Class
MainStay VP Total Return--Service Class
MainStay VP Value--Service Class
Alger American Small Capitalization--Class S Shares(3)
CVS Calvert Social Balanced Portfolio
Columbia Small Cap Value Fund, Variable Series--Class B
Dreyfus IP Technology Growth--Service Shares
Fidelity(R) VIP Contrafund(R)--Service Class 2
Fidelity(R) VIP Equity-Income--Service Class 2
Fidelity(R) VIP Mid Cap--Service Class 2
Janus Aspen Series Balanced--Service Shares
Janus Aspen Series Worldwide Growth--Service Shares
MFS(R) Investors Trust Series--Service Class
MFS(R) Research Series--Service Class
MFS(R) Utilities Series--Service Class
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S
Royce Micro-Cap Portfolio--Investment Class
Royce Small-Cap Portfolio--Investment Class
T. Rowe Price Equity Income Portfolio--II
Van Eck Worldwide Hard Assets
Van Kampen UIF Emerging Markets Equity--Class II
Victory VIF Diversified Stock--Class A Shares

-------

(1) Formerly MainStay VP Basic Value--Service Class
(2) The MainStay VP Income & Growth--Service Class portfolio merged with and into the MainStay VP ICAP Select Equity--Service Class portfolio on August 17, 2007.
(3) New allocations to Alger American Small Capitalization--Class S Shares investment division will not be accepted from policyowners who were not invested in the investment division as of June 1, 2007.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV



--------------------------------------------------------------------------------

     Initial premium payments are allocated to the Investment Divisions, Fixed Account and/or Dollar Cost Averaging (DCA) Advantage Account within two Business Days after receipt. Subsequent premium payments are allocated to the Investment Divisions, Fixed Account and/or DCA Advantage Account at the close of the Business Day they are received. In those states where NYLIAC offers a single premium version of New York Life Elite Variable Annuity, only one premium payment is permitted. In addition, the policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account or from the DCA Advantage Account into the Investment Divisions. The policyowner may also transfer interest earned on monies in the Fixed Account into the Investment Divisions of the Separate Account. On the accompanying statement of changes in net assets, all references to the Fixed Account include the Fixed Account and the DCA Advantage Account.

     No Federal income tax is payable on investment income or capital gains of Separate Account-IV under current Federal income tax law.

     Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

     Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

     Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

     In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements." This Statement defines fair value, establishes a framework for measuring fair value in GAAP, and expands disclosures around fair value measurements. The application of this Statement could change current practices in determining fair value. The guidance in SFAS No. 157 will be applied prospectively with certain exceptions. This statement is effective January 1, 2008, at which time the Company plans to adopt this guidance. The Company is currently evaluating the impact of SFAS No. 157 on the Company's consolidated financial statements.

     The amounts shown as net receivable (payable) to NYLIAC on the Statement of Assets and Liabilities reflect transactions that occurred on the last business day of the reporting period. These amounts will be deposited to or withdrawn from the separate account in accordance with the policyowners' instructions on the first business day subsequent to the close of the period presented.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2--Investments (in 000's):

--------------------------------------------------------------------------------

At December 31, 2007, the investments of Separate Account-IV are as follows:





                                                                MAINSTAY VP
                            MAINSTAY VP       MAINSTAY VP         CAPITAL         MAINSTAY VP
                            BALANCED--          BOND--        APPRECIATION--         CASH
                           SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      MANAGEMENT
                          --------------------------------------------------------------------


Number of shares.......         4,180             2,500               477            48,387
Identified cost........       $45,914           $33,948           $11,217           $48,386






                            MAINSTAY VP
                            HIGH YIELD        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                             CORPORATE        ICAP SELECT        INCOME &        INTERNATIONAL
                              BOND--           EQUITY--          GROWTH--          EQUITY--
                           SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                          --------------------------------------------------------------------


Number of shares.......        13,322             3,727              --               5,548
Identified cost........      $135,874           $52,757             $--             $96,263



Investment activity for the year ended December 31, 2007 was as follows:





                                                                MAINSTAY VP
                            MAINSTAY VP       MAINSTAY VP         CAPITAL         MAINSTAY VP
                            BALANCED--          BOND--        APPRECIATION--         CASH
                           SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      MANAGEMENT
                          --------------------------------------------------------------------


Purchases..............       $17,831           $15,962           $4,294            $67,333
Proceeds from sales....         3,035             1,202            1,592             37,373






                            MAINSTAY VP
                            HIGH YIELD        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                             CORPORATE        ICAP SELECT        INCOME &        INTERNATIONAL
                              BOND--           EQUITY--          GROWTH--          EQUITY--
                           SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                          --------------------------------------------------------------------


Purchases..............       $57,752           $44,949           $ 7,268           $52,203
Proceeds from sales....         1,165             1,383            12,856             1,262

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV



--------------------------------------------------------------------------------










        MAINSTAY VP       MAINSTAY VP                         MAINSTAY VP       MAINSTAY VP                         MAINSTAY VP
          COMMON         CONSERVATIVE       MAINSTAY VP       DEVELOPING         FLOATING         MAINSTAY VP         GROWTH
          STOCK--        ALLOCATION--      CONVERTIBLE--       GROWTH--           RATE--         GOVERNMENT--      ALLOCATION--
       SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
      --------------------------------------------------------------------------------------------------------------------------


              881             4,663             2,462             1,486             6,124             1,885             6,269
          $20,775           $51,088           $30,243           $18,279           $60,051           $20,341           $70,819






                                                                                                  MAINSTAY VP
        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP        MODERATE         MAINSTAY VP
         LARGE CAP          MID CAP           MID CAP           MID CAP          MODERATE           GROWTH            S&P 500
         GROWTH--           CORE--           GROWTH--           VALUE--        ALLOCATION--      ALLOCATION--         INDEX--
       SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
      --------------------------------------------------------------------------------------------------------------------------


            1,671             3,416             3,687             3,789             6,855            10,556             2,245
          $21,838           $51,442           $50,649           $49,415           $75,502          $118,231           $58,904









        MAINSTAY VP       MAINSTAY VP                         MAINSTAY VP       MAINSTAY VP                         MAINSTAY VP
          COMMON         CONSERVATIVE       MAINSTAY VP       DEVELOPING         FLOATING         MAINSTAY VP         GROWTH
          STOCK--        ALLOCATION--      CONVERTIBLE--       GROWTH--           RATE--         GOVERNMENT--      ALLOCATION--
       SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
      --------------------------------------------------------------------------------------------------------------------------


          $11,727           $39,519           $11,369           $11,543           $39,897           $8,314            $47,165
              763               873               759               867            16,785            1,113              1,415






                                                                                                  MAINSTAY VP
        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP        MODERATE         MAINSTAY VP
         LARGE CAP          MID CAP           MID CAP           MID CAP          MODERATE           GROWTH            S&P 500
         GROWTH--           CORE--           GROWTH--           VALUE--        ALLOCATION--      ALLOCATION--         INDEX--
       SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
      --------------------------------------------------------------------------------------------------------------------------


          $14,337           $24,761           $18,172           $17,929           $49,022           $75,862           $17,749
            1,147             1,275             1,463             1,899             1,213             1,855             1,765

--------------------------------------------------------------------------------









                                                                                      ALGER
                            MAINSTAY VP       MAINSTAY VP                           AMERICAN
                             SMALL CAP           TOTAL          MAINSTAY VP           SMALL
                             GROWTH--          RETURN--           VALUE--       CAPITALIZATION--
                           SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     CLASS S SHARES
                          ----------------------------------------------------------------------


Number of shares.......         1,862               600             1,631                944
Identified cost........       $20,505           $10,701           $30,600            $23,863






                            JANUS ASPEN
                              SERIES            MFS(R)            MFS(R)            MFS(R)
                             WORLDWIDE         INVESTORS         RESEARCH          UTILITIES
                             GROWTH--       TRUST SERIES--       SERIES--          SERIES--
                          SERVICE SHARES     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                          --------------------------------------------------------------------


Number of shares.......           396              103               225              5,015
Identified cost........       $12,373           $2,105            $3,906           $141,484








                                                                                      ALGER
                            MAINSTAY VP       MAINSTAY VP                           AMERICAN
                             SMALL CAP           TOTAL          MAINSTAY VP           SMALL
                             GROWTH--          RETURN--           VALUE--       CAPITALIZATION--
                           SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     CLASS S SHARES
                          ----------------------------------------------------------------------


Purchases..............       $5,266            $3,919            $12,502            $6,119
Proceeds from sales....        1,708             1,016              1,833             3,139






                            JANUS ASPEN
                              SERIES            MFS(R)            MFS(R)            MFS(R)
                             WORLDWIDE         INVESTORS         RESEARCH          UTILITIES
                             GROWTH--       TRUST SERIES--       SERIES--          SERIES--
                          SERVICE SHARES     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                          --------------------------------------------------------------------


Purchases..............       $6,869             $891             $1,780            $86,611
Proceeds from sales....          783              273                173              2,296

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV



--------------------------------------------------------------------------------








            CVS              COLUMBIA                                                  FIDELITY(R)
          CALVERT            SMALL CAP          DREYFUS IP         FIDELITY(R)             VIP             FIDELITY(R)
          SOCIAL            VALUE FUND,         TECHNOLOGY             VIP               EQUITY-               VIP
         BALANCED        VARIABLE SERIES--       GROWTH--        CONTRAFUND(R)--        INCOME--            MID CAP--
         PORTFOLIO            CLASS B         SERVICE SHARES     SERVICE CLASS 2     SERVICE CLASS 2     SERVICE CLASS 2
      ------------------------------------------------------------------------------------------------------------------


           2,424                1,005               1,100              5,511               2,435               1,880
          $4,815              $19,493             $10,099           $165,820             $62,187             $61,017

        JANUS ASPEN
          SERIES
        BALANCED--
      SERVICE SHARES
      --------------


              879
          $24,298





         NEUBERGER                                                                                    VAN KAMPEN
        BERMAN AMT                                                  T. ROWE                               UIF             VICTORY
          MID-CAP             ROYCE               ROYCE              PRICE                             EMERGING             VIF
          GROWTH            MICRO-CAP           SMALL-CAP           EQUITY            VAN ECK           MARKETS         DIVERSIFIED
        PORTFOLIO--        PORTFOLIO--         PORTFOLIO--          INCOME           WORLDWIDE         EQUITY--           STOCK--
          CLASS S       INVESTMENT CLASS    INVESTMENT CLASS     PORTFOLIO-II       HARD ASSETS        CLASS II       CLASS A SHARES
      ------------------------------------------------------------------------------------------------------------------------------


              635              2,758               2,465              3,215             3,615             3,876              574
          $15,997            $39,985             $26,208            $75,755          $112,451           $73,303           $7,175







            CVS              COLUMBIA                                                  FIDELITY(R)
          CALVERT            SMALL CAP          DREYFUS IP         FIDELITY(R)             VIP             FIDELITY(R)
          SOCIAL            VALUE FUND,         TECHNOLOGY             VIP               EQUITY-               VIP
         BALANCED        VARIABLE SERIES--       GROWTH--        CONTRAFUND(R)--        INCOME--            MID CAP--
         PORTFOLIO            CLASS B         SERVICE SHARES     SERVICE CLASS 2     SERVICE CLASS 2     SERVICE CLASS 2
      ------------------------------------------------------------------------------------------------------------------


          $1,692              $8,542              $4,187             $87,464             $29,375             $25,280
             408               1,298                 911                 546               1,241               1,338

        JANUS ASPEN
          SERIES
        BALANCED--
      SERVICE SHARES
      --------------


          $9,560
           1,101





         NEUBERGER                                                                                    VAN KAMPEN
        BERMAN AMT                                                  T. ROWE                               UIF             VICTORY
          MID-CAP             ROYCE               ROYCE              PRICE                             EMERGING             VIF
          GROWTH            MICRO-CAP           SMALL-CAP           EQUITY            VAN ECK           MARKETS         DIVERSIFIED
        PORTFOLIO--        PORTFOLIO--         PORTFOLIO--          INCOME           WORLDWIDE         EQUITY--           STOCK--
          CLASS S       INVESTMENT CLASS    INVESTMENT CLASS     PORTFOLIO-II       HARD ASSETS        CLASS II       CLASS A SHARES
      ------------------------------------------------------------------------------------------------------------------------------


          $11,467            $24,855             $14,218            $31,955           $65,405           $44,994           $3,208
              798                669                 389              1,820             2,264             2,583              621

NOTE 3--Expenses and Related Party Transactions:

--------------------------------------------------------------------------------

NYLIAC deducts a surrender charge on certain partial withdrawals and surrenders, depending on the length of time a premium payment is in the policy before it is withdrawn. For New York Life Elite Variable Annuity policies (formerly known as LifeStages(R) and MainStay), this charge is 8% during the first three payment years and declines by 1% per year for each additional payment year, until the eighth payment year, after which no charge is made. In those states where NYLIAC offers a single premium version of New York Life Elite Variable Annuity there is a lower surrender charge. For New York Life Premium Plus Elite Variable Annuity and New York Life Longevity Benefit Variable Annuity policies, this charge is 8% during the first three payment years and declines to 7% in the fourth payment year, 6% in the fifth payment year, 5% in the sixth payment year, 4% in the seventh payment year and 3% in the eighth, ninth and tenth payment year, after which no charge is made. All surrender charges are recorded with policyowners' surrenders in the accompanying statement of changes in net assets. Surrender charges are paid to NYLIAC.

     NYLIAC also deducts an annual policy service charge on each policy anniversary date and upon surrender, if on the policy anniversary and/or date of surrender, the accumulation value is less than $100,000. This charge is $30 per policy.

     Additionally, NYLIAC reserves the right to charge $30 for each transfer in excess of 12 in any one policy year, subject to certain restrictions.

     The policies are also subject to an annualized mortality and expense risk and administrative costs charge of 1.70% for New York Life Elite Variable Annuity, 1.90% for New York Life Premium Plus Elite Variable Annuity and 1.35% for New York Life Longevity Benefit Variable Annuity policies of the Adjusted Premium Payments allocated to the Investment Divisions and the DCA Advantage Account. It is deducted on a quarterly basis from the Investment Divisions. In addition, a pro-rata portion of the charge will be deducted on the date the policy is surrendered and upon payment of any death benefit proceeds. The mortality and expense risk and administrative charges are recorded in the accompanying summary of operations.

     In addition, New York Life Longevity Benefit Variable Annuity policies are subject to a Longevity Benefit Charge. This charge is deducted each policy quarter by reducing the number of Accumulation Units in the Investment Divisions. On an annual basis, the charge equals 1.00% (0.25% quarterly) of the premium payment made to the policy.

NOTE 4--Distribution of Net Income:

--------------------------------------------------------------------------------

The Separate Account does not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV


                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 5--Unit Transactions (in 000's):

--------------------------------------------------------------------------------

The changes in units outstanding for the years ended December 31, 2007 and 2006 were as follows:




                                                                                   MAINSTAY VP
                                   MAINSTAY VP             MAINSTAY VP               CAPITAL               MAINSTAY VP
                                   BALANCED--                BOND--              APPRECIATION--               CASH
                                  SERVICE CLASS           SERVICE CLASS           SERVICE CLASS            MANAGEMENT
                              --------------------    --------------------    --------------------    --------------------
                                2007        2006        2007        2006        2007        2006        2007        2006
                              --------------------------------------------------------------------------------------------

Units issued................    1,421       1,826       1,300        567         259         220        44,552      25,630
Units redeemed..............     (391)       (315)       (109)      (112)        (73)        (69)      (18,966)    (18,484)
                                -----       -----       -----       ----         ---         ---       -------     -------
  Net increase (decrease)...    1,030       1,511       1,191        455         186         151        25,586       7,146
                                =====       =====       =====       ====         ===         ===       =======     =======


                                        MAINSTAY VP
                                          COMMON
                                          STOCK--
                                       SERVICE CLASS
                              ------------------------------
                                   2007            2006
                              ------------------------------

Units issued................        611             316
Units redeemed..............        (40)            (22)
                                    ---             ---
  Net increase (decrease)...        571             294
                                    ===             ===






                                   MAINSTAY VP
                                   HIGH YIELD              MAINSTAY VP             MAINSTAY VP             MAINSTAY VP
                                    CORPORATE              ICAP SELECT              INCOME &              INTERNATIONAL
                                     BOND--                 EQUITY--                GROWTH--                EQUITY--
                                  SERVICE CLASS           SERVICE CLASS           SERVICE CLASS           SERVICE CLASS
                              --------------------    --------------------    --------------------    --------------------
                                2007        2006        2007        2006        2007        2006        2007        2006
                              --------------------------------------------------------------------------------------------

Units issued................    3,850       2,466       2,729        348         331         220        2,414       1,608
Units redeemed..............     (445)       (320)        (81)       (20)       (893)        (61)        (173)        (91)
                                -----       -----       -----        ---        ----         ---        -----       -----
  Net increase (decrease)...    3,405       2,146       2,648        328        (562)        159        2,241       1,517
                                =====       =====       =====        ===        ====         ===        =====       =====


                                        MAINSTAY VP
                                         LARGE CAP
                                         GROWTH--
                                       SERVICE CLASS
                              ------------------------------
                                   2007            2006
                              ------------------------------

Units issued................       1,072            497
Units redeemed..............         (56)           (16)
                                   -----            ---
  Net increase (decrease)...       1,016            481
                                   =====            ===






                                                                                                              ALGER
                                   MAINSTAY VP             MAINSTAY VP                                      AMERICAN
                                    SMALL CAP                 TOTAL                MAINSTAY VP                SMALL
                                    GROWTH--                RETURN--                 VALUE--            CAPITALIZATION--
                                  SERVICE CLASS           SERVICE CLASS           SERVICE CLASS          CLASS S SHARES
                              --------------------    --------------------    --------------------    --------------------
                                2007        2006        2007        2006        2007        2006        2007        2006
                              --------------------------------------------------------------------------------------------

Units issued................     302         441         200         193         703         671         338         718
Units redeemed..............    (153)        (94)        (59)        (40)       (235)        (43)       (174)        (35)
                                ----         ---         ---         ---        ----         ---        ----         ---
  Net increase (decrease)...     149         347         141         153         468         628         164         683
                                ====         ===         ===         ===        ====         ===        ====         ===


                                        CVS CALVERT
                                          SOCIAL
                                         BALANCED
                                         PORTFOLIO
                              ------------------------------
                                   2007            2006
                              ------------------------------

Units issued................         96             118
Units redeemed..............        (27)            (18)
                                    ---             ---
  Net increase (decrease)...         69             100
                                    ===             ===





                                   JANUS ASPEN
                                     SERIES
                                    WORLDWIDE                MFS(R)                  MFS(R)                  MFS(R)
                                    GROWTH--                INVESTORS               RESEARCH                UTILITIES
                                     SERVICE             TRUST SERIES--             SERIES--                SERIES--
                                     SHARES               SERVICE CLASS           SERVICE CLASS           SERVICE CLASS
                              --------------------    --------------------    --------------------    --------------------
                                2007        2006        2007        2006        2007        2006        2007        2006
                              --------------------------------------------------------------------------------------------

Units issued................     422         193         44          33          109          65        3,498       1,978
Units redeemed..............     (31)        (28)        (5)         (9)          (8)        (15)        (236)       (115)
                                 ---         ---         --          --          ---         ---        -----       -----
  Net increase (decrease)...     391         165         39          24          101          50        3,262       1,863
                                 ===         ===         ==          ==          ===         ===        =====       =====


                                         NEUBERGER
                                        BERMAN AMT
                                          MID-CAP
                                          GROWTH
                                        PORTFOLIO--
                                          CLASS S
                              ------------------------------
                                   2007            2006
                              ------------------------------

Units issued................        612             242
Units redeemed..............        (28)             (9)
                                    ---             ---
  Net increase (decrease)...        584             233
                                    ===             ===




(a) For the period February 13, 2006 (Commencement of Investments) through December 31, 2006.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV



--------------------------------------------------------------------------------







                                   MAINSTAY VP                                 MAINSTAY VP           MAINSTAY VP
                                  CONSERVATIVE           MAINSTAY VP           DEVELOPING             FLOATING
                                  ALLOCATION--          CONVERTIBLE--           GROWTH--               RATE--
                                  SERVICE CLASS         SERVICE CLASS         SERVICE CLASS         SERVICE CLASS
                              --------------------  --------------------  --------------------  --------------------
                                2007       2006(A)    2007        2006      2007        2006      2007        2006
                              --------------------------------------------------------------------------------------

                                3,333       1,211      716         539       580         258      3,776       2,705
                                  (63)         (4)     (97)        (80)      (34)        (32)    (1,973)       (146)
                                -----       -----      ---         ---       ---         ---     ------       -----
                                3,270       1,207      619         459       546         226      1,803       2,559
                                =====       =====      ===         ===       ===         ===     ======       =====


                                                              MAINSTAY VP
                                   MAINSTAY VP                  GROWTH
                                  GOVERNMENT--               ALLOCATION--
                                  SERVICE CLASS              SERVICE CLASS
                              --------------------  ------------------------------
                                2007        2006         2007           2006(A)
                              ----------------------------------------------------

                                 645         446         3,646           2,447
                                 (84)        (49)         (125)            (55)
                                 ---         ---         -----           -----
                                 561         397         3,521           2,392
                                 ===         ===         =====           =====







                                   MAINSTAY VP           MAINSTAY VP           MAINSTAY VP           MAINSTAY VP
                                     MID CAP               MID CAP               MID CAP              MODERATE
                                     CORE--               GROWTH--               VALUE--            ALLOCATION--
                                  SERVICE CLASS         SERVICE CLASS         SERVICE CLASS         SERVICE CLASS
                              --------------------  --------------------  --------------------  --------------------
                                2007        2006      2007        2006      2007        2006      2007       2006(A)
                              --------------------------------------------------------------------------------------

                                1,134        866       754         985       897         882      4,045       2,731
                                 (136)      (101)     (114)       (216)     (210)       (244)      (166)        (30)
                                -----       ----      ----        ----      ----        ----      -----       -----
                                  998        765       640         769       687         638      3,879       2,701
                                =====       ====      ====        ====      ====        ====      =====       =====


                                   MAINSTAY VP
                                    MODERATE                  MAINSTAY VP
                                     GROWTH                     S&P 500
                                  ALLOCATION--                  INDEX--
                                  SERVICE CLASS              SERVICE CLASS
                              --------------------  ------------------------------
                                2007       2006(A)       2007            2006
                              ----------------------------------------------------

                                6,046       4,281        1,301           1,261
                                 (220)        (19)        (324)           (225)
                                -----       -----        -----           -----
                                5,826       4,262          977           1,036
                                =====       =====        =====           =====






                                    COLUMBIA
                                    SMALL CAP            DREYFUS IP
                                   VALUE FUND,           TECHNOLOGY          FIDELITY(R) VIP       FIDELITY(R) VIP
                                    VARIABLE              GROWTH--           CONTRAFUND(R)--       EQUITY-INCOME--
                                 SERIES--CLASS B       SERVICE SHARES        SERVICE CLASS 2       SERVICE CLASS 2
                              --------------------  --------------------  --------------------  --------------------
                                2007        2006      2007        2006      2007        2006      2007        2006
                              --------------------------------------------------------------------------------------

                                 500         647       277         209      3,074       2,732     1,523       1,135
                                 (92)        (28)      (34)        (22)      (303)       (151)     (132)        (70)
                                 ---         ---       ---         ---      -----       -----     -----       -----
                                 408         619       243         187      2,771       2,581     1,391       1,065
                                 ===         ===       ===         ===      =====       =====     =====       =====


                                                              JANUS ASPEN
                                 FIDELITY(R) VIP                SERIES
                                    MID CAP--                 BALANCED--
                                 SERVICE CLASS 2            SERVICE SHARES
                              --------------------  ------------------------------
                                2007        2006         2007            2006
                              ----------------------------------------------------

                                1,053        913          632             450
                                 (132)       (86)         (90)            (54)
                                -----        ---          ---             ---
                                  921        827          542             396
                                =====        ===          ===             ===







                                                        ROYCE SMALL-                                   VAN ECK
                                 ROYCE MICRO-CAP             CAP              T. ROWE PRICE           WORLDWIDE
                                   PORTFOLIO--           PORTFOLIO--          EQUITY INCOME             HARD
                                INVESTMENT CLASS      INVESTMENT CLASS        PORTFOLIO--II            ASSETS
                              --------------------  --------------------  --------------------  --------------------
                                2007        2006      2007        2006      2007        2006      2007        2006
                              --------------------------------------------------------------------------------------

                                1,376        988       990         765      1,683       1,270     1,797       1,313
                                  (67)       (24)      (56)        (30)      (197)       (134)     (134)        (70)
                                -----        ---       ---         ---      -----       -----     -----       -----
                                1,309        964       934         735      1,486       1,136     1,663       1,243
                                =====        ===       ===         ===      =====       =====     =====       =====


                                   VAN KAMPEN
                                       UIF                        VICTORY
                                    EMERGING                        VIF
                                     MARKETS                    DIVERSIFIED
                                    EQUITY--                      STOCK--
                                    CLASS II                  CLASS A SHARES
                              --------------------  ----------------------------------
                                2007        2006          2007              2006
                              --------------------------------------------------------

                                1,213        948           160               177
                                 (138)       (29)          (23)              (15)
                                -----        ---           ---               ---
                                1,075        919           137               162
                                =====        ===           ===               ===


NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):

--------------------------------------------------------------------------------

The following table presents financial highlights for each Investment Division as of December 31, 2007, 2006, 2005, 2004, and 2003:





                                         MAINSTAY VP
                                         BALANCED--
                                        SERVICE CLASS
                                ----------------------------
                                  2007      2006      2005
                                ----------------------------

Net Assets....................   $45,343   $32,449   $13,598
Units Outstanding.............     3,823     2,793     1,282
Variable Accumulation Unit
  Value.......................   $ 11.88   $ 11.58   $ 10.49
Total Return..................      2.6%     10.4%      4.9%
Investment Income Ratio.......      2.2%      2.3%      2.4%








                                                   MAINSTAY VP
                                                 CASH MANAGEMENT
                                ------------------------------------------------
                                  2007      2006      2005      2004      2003
                                ------------------------------------------------

Net Assets....................   $48,819   $18,765   $10,281   $4,517    $1,048
Units Outstanding.............    42,596    17,010     9,864    4,474     1,047
Variable Accumulation Unit
  Value.......................   $  1.14   $  1.09   $  1.04   $ 1.01    $ 1.00
Total Return..................      4.8%      4.6%      3.0%     0.8%      0.1%
Investment Income Ratio.......      4.5%      4.4%      3.0%     0.9%      0.4%







                                                   MAINSTAY VP
                                                  CONVERTIBLE--
                                                  SERVICE CLASS
                                ------------------------------------------------
                                  2007      2006      2005      2004      2003
                                ------------------------------------------------

Net Assets....................   $34,342   $21,580   $13,997   $8,095    $  993
Units Outstanding.............     2,220     1,601     1,142      704        91
Variable Accumulation Unit
  Value.......................   $ 15.44   $ 13.47   $ 12.23   $11.50    $10.87
Total Return..................     14.6%     10.1%      6.3%     5.9%      8.7%
Investment Income Ratio.......      2.3%      2.6%      1.7%     3.1%     14.8%







                                                   MAINSTAY VP
                                                  GOVERNMENT--
                                                  SERVICE CLASS
                                ------------------------------------------------
                                  2007      2006      2005      2004      2003
                                ------------------------------------------------

Net Assets....................   $20,652   $13,260   $8,578    $4,236    $  378
Units Outstanding.............     1,765     1,204      807       408        38
Variable Accumulation Unit
  Value.......................   $ 11.71   $ 11.01   $10.60    $10.39    $10.08
Total Return..................      6.4%      3.8%     2.1%      3.1%      0.8%
Investment Income Ratio.......      5.3%      1.0%     4.0%      6.8%     24.9%



Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

Charges and fees levied by NYLIAC are disclosed in Note 3.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV



--------------------------------------------------------------------------------








                         MAINSTAY VP                                       MAINSTAY VP
                           BOND--                                    CAPITAL APPRECIATION--
                        SERVICE CLASS                                     SERVICE CLASS
      ------------------------------------------------  ------------------------------------------------
        2007      2006      2005      2004      2003      2007      2006      2005      2004      2003
      --------------------------------------------------------------------------------------------------

       $34,806   $19,422   $13,750   $7,140    $  661    $12,938   $9,114    $6,867    $4,718    $  653
         2,925     1,734     1,279      678        65        890      704       553       411        59
       $ 11.88   $ 11.18   $ 10.72   $10.53    $10.14    $ 14.51   $12.94    $12.43    $11.49    $11.06
          6.3%      4.3%      1.9%     3.8%      1.4%      12.1%     4.2%      8.1%      3.9%     10.6%
          4.2%      1.2%      3.9%     5.9%     24.1%         --     0.2%        --      0.1%      0.9%






                                                            MAINSTAY VP
                         MAINSTAY VP                       CONSERVATIVE
                       COMMON STOCK--                      ALLOCATION--
                        SERVICE CLASS                      SERVICE CLASS
      ------------------------------------------------  ------------------
        2007      2006      2005      2004      2003      2007      2006
      --------------------------------------------------------------------

       $20,713   $10,931   $5,553    $2,375    $  321    $51,209   $12,984
         1,281       710      416       192        29      4,477     1,207
       $ 16.15   $ 15.39   $13.25    $12.34    $11.15    $ 11.44   $ 10.67
          4.9%     16.2%     7.4%     10.6%     11.5%       7.2%      6.7%
          1.3%      0.5%     1.2%      2.0%      6.3%       4.0%      2.6%







                         MAINSTAY VP                             MAINSTAY VP
                     DEVELOPING GROWTH--                       FLOATING RATE--
                        SERVICE CLASS                           SERVICE CLASS
      ------------------------------------------------  ----------------------------
        2007      2006      2005      2004      2003      2007      2006      2005
      ------------------------------------------------------------------------------

       $22,164   $8,389    $4,573    $2,618    $  192    $58,459   $37,645   $9,509
         1,128      582       356       229        18      5,288     3,485      926
       $ 19.49   $14.36    $12.78    $11.44    $10.83    $ 11.02   $ 10.77   $10.19
         35.8%    12.4%     11.7%      5.6%      8.3%       2.3%      5.7%     1.9%
            --       --        --        --        --       6.2%      5.8%     4.2%







                  MAINSTAY VP                                MAINSTAY VP
              GROWTH ALLOCATION--                    HIGH YIELD CORPORATE BOND--
                 SERVICE CLASS                              SERVICE CLASS
      ----------------------------------  ------------------------------------------------
            2007              2006          2007      2006      2005      2004      2003
      ------------------------------------------------------------------------------------

           $73,680           $27,267      $133,734   $84,029   $48,692   $21,542   $2,970
             5,913             2,392         9,450     6,045     3,899     1,783      276
           $ 12.35           $ 11.22      $  14.14   $ 13.86   $ 12.40   $ 12.08   $10.74
             10.1%             12.2%          2.1%     11.8%      2.7%     12.5%     7.4%
              1.3%              1.5%          7.4%      2.2%      7.7%     12.0%    42.9%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------




                                                   MAINSTAY VP
                                              ICAP SELECT EQUITY--
                                                  SERVICE CLASS
                                ------------------------------------------------
                                  2007      2006      2005      2004      2003
                                ------------------------------------------------

Net Assets....................   $53,113   $10,141   $4,386    $2,549    $  310
Units Outstanding.............     3,326       678      350       215        29
Variable Accumulation Unit
  Value.......................   $ 15.85   $ 14.86   $12.49    $11.87    $10.69
Total Return..................      6.6%     19.0%     5.2%     11.1%      6.9%
Investment Income Ratio.......      0.6%      0.2%     0.9%      1.3%      4.9%







                                                   MAINSTAY VP
                                               LARGE CAP GROWTH--
                                                  SERVICE CLASS
                                ------------------------------------------------
                                  2007      2006      2005      2004      2003
                                ------------------------------------------------

Net Assets....................   $25,083   $9,060    $3,383    $1,927    $  320
Units Outstanding.............     1,806      790       309       188        30
Variable Accumulation Unit
  Value.......................   $ 13.81   $11.41    $10.67    $10.25    $10.52
Total Return..................     21.0%     7.0%      4.1%     (2.6%)     5.2%
Investment Income Ratio.......        --       --        --      0.1%      0.8%







                                                   MAINSTAY VP
                                                 MID CAP VALUE--
                                                  SERVICE CLASS
                                ------------------------------------------------
                                  2007      2006      2005      2004      2003
                                ------------------------------------------------

Net Assets....................   $46,890   $36,644   $23,329   $8,089    $  731
Units Outstanding.............     2,988     2,301     1,663      610        65
Variable Accumulation Unit
  Value.......................   $ 15.68   $ 15.90   $ 13.98   $13.26    $11.31
Total Return..................     (1.4%)    13.8%      5.4%    17.2%     13.1%
Investment Income Ratio.......      0.9%        --      0.8%     1.3%      5.7%







                                                   MAINSTAY VP
                                               SMALL CAP GROWTH--
                                                  SERVICE CLASS
                                ------------------------------------------------
                                  2007      2006      2005      2004      2003
                                ------------------------------------------------

Net Assets....................   $19,582   $18,253   $12,811   $6,538    $  745
Units Outstanding.............     1,462     1,313       966      519        64
Variable Accumulation Unit
  Value.......................   $ 13.40   $ 13.88   $ 13.09   $12.61    $11.55
Total Return..................     (3.4%)     6.1%      3.8%     9.1%     15.5%
Investment Income Ratio.......        --        --        --       --        --


Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

Charges and fees levied by NYLIAC are disclosed in Note 3.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV



--------------------------------------------------------------------------------




                         MAINSTAY VP                                       MAINSTAY VP
                      INCOME & GROWTH--                              INTERNATIONAL EQUITY--
                        SERVICE CLASS                                     SERVICE CLASS
      ------------------------------------------------  ------------------------------------------------
        2007      2006      2005      2004      2003      2007      2006      2005      2004      2003
      --------------------------------------------------------------------------------------------------

         $--     $8,263    $5,074    $1,904    $  134   $101,083   $54,334   $19,738   $6,482    $  542
          --        562       403       158        13      5,119     2,878     1,361      486        48
         $--     $14.68    $12.60    $12.06    $10.73   $  19.70   $ 18.82   $ 14.36   $13.33    $11.39
          --      16.6%      4.5%     12.4%      7.3%       4.7%     31.0%      7.7%    17.1%     13.9%
          --       0.5%      1.4%      3.5%      7.7%       0.6%      0.3%      2.3%     1.5%     12.1%







                         MAINSTAY VP                                       MAINSTAY VP
                       MID CAP CORE--                                   MID CAP GROWTH--
                        SERVICE CLASS                                     SERVICE CLASS
      ------------------------------------------------  ------------------------------------------------
        2007      2006      2005      2004      2003      2007      2006      2005      2004      2003
      --------------------------------------------------------------------------------------------------

       $50,418   $30,960   $15,476   $4,966    $  482    $57,638   $38,503   $23,016   $8,646    $1,001
         2,778     1,780     1,015      380        45      2,810     2,170     1,401      621        88
       $ 18.14   $ 17.31   $ 15.10   $13.06    $10.72    $ 20.46   $ 17.72   $ 16.26   $13.92    $11.38
          4.8%     14.7%     15.6%    21.9%      7.2%      15.5%      9.0%     16.8%    22.3%     13.8%
          0.3%        --      0.6%     0.6%      2.4%         --        --        --       --        --






          MAINSTAY VP         MAINSTAY VP
           MODERATE         MODERATE GROWTH                      MAINSTAY VP
         ALLOCATION--        ALLOCATION--                      S&P 500 INDEX--
         SERVICE CLASS       SERVICE CLASS                      SERVICE CLASS
      ------------------  ------------------  ------------------------------------------------
        2007      2006      2007      2006      2007      2006      2005      2004      2003
      ----------------------------------------------------------------------------------------

       $78,007   $29,581  $121,306   $47,438   $67,171   $49,694   $29,950   $14,415   $1,224
         6,580     2,701    10,088     4,262     4,355     3,378     2,342     1,180      110
       $ 11.76   $ 10.84  $  12.01   $ 11.01   $ 15.42   $ 14.69   $ 12.76   $ 12.21   $11.08
          8.5%      8.4%      9.1%     10.1%      5.0%     15.2%      4.5%     10.2%    10.8%
          2.8%      2.0%      2.2%      2.0%      1.5%      0.4%      1.4%      2.6%     9.1%







                         MAINSTAY VP                                       MAINSTAY VP
                       TOTAL RETURN--                                        VALUE--
                        SERVICE CLASS                                     SERVICE CLASS
      ------------------------------------------------  ------------------------------------------------
        2007      2006      2005      2004      2003      2007      2006      2005      2004      2003
      --------------------------------------------------------------------------------------------------

       $11,045   $8,400    $5,855    $3,517    $  398    $30,212   $22,305   $10,400   $5,599    $  469
           781      640       487       311        37      1,877     1,409       781      445        41
       $ 14.08   $13.13    $12.02    $11.32    $10.67    $ 16.10   $ 15.80   $ 13.32   $12.57    $11.33
          7.2%     9.2%      6.2%      6.1%      6.7%       1.9%     18.6%      6.0%    11.0%     13.3%
          2.2%     0.5%      1.7%      2.7%     13.8%       1.5%      0.3%      1.3%     1.7%     10.8%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------




                                                 ALGER AMERICAN
                                             SMALL CAPITALIZATION--
                                                 CLASS S SHARES
                                ------------------------------------------------
                                  2007      2006      2005      2004      2003
                                ------------------------------------------------

Net Assets....................   $30,933   $23,631   $9,424    $3,436    $  176
Units Outstanding.............     1,466     1,302      619       265        16
Variable Accumulation Unit
  Value.......................   $ 21.15   $ 18.08   $15.10    $12.95    $11.14
Total Return..................     16.9%     19.7%    16.6%     16.3%     11.4%
Investment Income Ratio.......        --        --       --        --        --







                                                   DREYFUS IP
                                               TECHNOLOGY GROWTH--
                                                 SERVICE SHARES
                                ------------------------------------------------
                                  2007      2006      2005      2004      2003
                                ------------------------------------------------

Net Assets....................   $11,697   $7,293    $4,846    $3,289    $  575
Units Outstanding.............       846      603       416       293        51
Variable Accumulation Unit
  Value.......................   $ 13.81   $12.07    $11.60    $11.21    $11.18
Total Return..................     14.4%     4.0%      3.5%      0.2%     11.8%
Investment Income Ratio.......        --       --        --        --        --







                                                 FIDELITY(R) VIP
                                                    MID CAP--
                                                 SERVICE CLASS 2
                                ------------------------------------------------
                                  2007      2006      2005      2004      2003
                                ------------------------------------------------

Net Assets....................   $66,993   $40,507   $21,882   $6,502    $  219
Units Outstanding.............     3,029     2,108     1,281      450        19
Variable Accumulation Unit
  Value.......................   $ 22.11   $ 19.17   $ 17.05   $14.45    $11.59
Total Return..................     15.3%     12.4%     18.0%    24.7%     15.9%
Investment Income Ratio.......      0.5%      0.1%        --       --        --







                                                     MFS(R)
                                            INVESTORS TRUST SERIES--
                                                  SERVICE CLASS
                                ------------------------------------------------
                                  2007      2006      2005      2004      2003
                                ------------------------------------------------

Net Assets....................   $2,401    $1,639    $1,145    $  579    $   19
Units Outstanding.............      154       115        91        49         2
Variable Accumulation Unit
  Value.......................   $15.63    $14.22    $12.61    $11.79    $10.61
Total Return..................    10.0%     12.7%      7.0%     11.1%      6.1%
Investment Income Ratio.......     0.5%      0.2%      0.3%      0.2%        --


Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

Charges and fees levied by NYLIAC are disclosed in Note 3.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV



--------------------------------------------------------------------------------



                                                                       COLUMBIA
                             CVS                                SMALL CAP VALUE FUND,
                       CALVERT SOCIAL                             VARIABLE SERIES--
                     BALANCED PORTFOLIO                                CLASS B
      ------------------------------------------------  -------------------------------------
        2007      2006      2005      2004      2003      2007     2006      2005      2004
      ---------------------------------------------------------------------------------------

       $4,644    $3,648    $2,174    $  941    $   29   $18,097   $13,367   $4,510    $  207
          352       283       183        84         3     1,438     1,030      411        20
       $13.22    $12.86    $11.83    $11.19    $10.34   $ 12.59   $ 12.93   $10.83    $10.27
         2.8%      8.8%      5.7%      8.3%      3.4%     (2.6%)    19.4%     5.5%      2.7%
         2.7%      2.8%      2.3%      3.2%     13.0%      0.3%      0.4%       --      3.3%







                       FIDELITY(R) VIP                                   FIDELITY(R) VIP
                       CONTRAFUND(R)--                                   EQUITY-INCOME--
                       SERVICE CLASS 2                                   SERVICE CLASS 2
      ------------------------------------------------  ------------------------------------------------
        2007      2006      2005      2004      2003      2007      2006      2005      2004      2003
      --------------------------------------------------------------------------------------------------

      $151,634   $83,381   $36,377   $9,978    $  667    $57,443   $35,470   $15,969   $6,608    $  535
         7,781     5,010     2,429      782        60      3,703     2,312     1,247      547        49
      $  19.45   $ 16.58   $ 14.88   $12.76    $11.08    $ 15.50   $ 15.30   $ 12.76   $12.09    $10.87
         17.3%     11.4%     16.6%    15.2%     10.8%       1.3%     19.9%      5.6%    11.2%      8.7%
          0.9%      1.1%      0.1%       --        --       1.9%      3.0%      1.0%     0.4%        --







                         JANUS ASPEN                                       JANUS ASPEN
                      SERIES BALANCED--                             SERIES WORLDWIDE GROWTH--
                       SERVICE SHARES                                    SERVICE SHARES
      ------------------------------------------------  ------------------------------------------------
        2007      2006      2005      2004      2003      2007      2006      2005      2004      2003
      --------------------------------------------------------------------------------------------------

       $27,363   $17,360   $10,829   $4,841    $  460    $14,003   $7,258    $4,185    $2,090    $  125
         1,809     1,267       871      420        43        910      519       354       187        12
       $ 15.11   $ 13.70   $ 12.41   $11.52    $10.64    $ 15.25   $13.95    $11.83    $11.20    $10.72
         10.3%     10.4%      7.7%     8.3%      6.4%       9.4%    17.9%      5.6%      4.5%      7.2%
          2.4%      2.1%      2.4%     3.3%      7.2%       0.6%     1.7%      1.3%      1.3%      1.4%







                           MFS(R)                                       MFS(R)
                      RESEARCH SERIES--                           UTILITIES SERIES--
                        SERVICE CLASS                                SERVICE CLASS
      ------------------------------------------------  --------------------------------------
        2007      2006      2005      2004      2003      2007      2006      2005      2004
      ----------------------------------------------------------------------------------------

       $4,545    $2,574    $1,664    $  632    $   36   $171,544   $68,838   $24,083   $2,138
          277       176       126        52         3      6,684     3,422     1,559      163
       $16.42    $14.54    $13.20    $12.27    $10.61   $  25.59   $ 20.07   $ 15.32   $13.14
        12.9%     10.2%      7.6%     15.6%      6.1%      27.6%     31.0%     16.6%    31.4%
         0.4%      0.3%      0.3%      0.5%        --       0.6%      1.5%      0.3%       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------




                                         NEUBERGER BERMAN AMT
                                      MID-CAP GROWTH PORTFOLIO--
                                                CLASS S
                                --------------------------------------
                                  2007      2006      2005      2004
                                --------------------------------------

Net Assets....................   $17,927   $5,644    $1,826    $  519
Units Outstanding.............       950      366       133        44
Variable Accumulation Unit
  Value.......................   $ 18.79   $15.38    $13.43    $11.84
Total Return..................     22.2%    14.5%     13.4%     18.4%
Investment Income Ratio.......        --       --        --        --







                                                     VAN ECK
                                                    WORLDWIDE
                                                   HARD ASSETS
                                ------------------------------------------------
                                  2007      2006      2005      2004      2003
                                ------------------------------------------------

Net Assets....................  $149,372   $58,353   $20,303   $2,285    $   98
Units Outstanding.............     3,847     2,184       941      162         9
Variable Accumulation Unit
  Value.......................  $  38.71   $ 26.63   $ 21.39   $14.11    $11.38
Total Return..................     45.4%     24.5%     51.7%    24.0%     13.8%
Investment Income Ratio.......      0.1%        --      0.1%     0.1%        --


Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

Charges and fees levied by NYLIAC are disclosed in Note 3.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV



--------------------------------------------------------------------------------




                  ROYCE                         ROYCE                               T. ROWE PRICE
          MICRO-CAP PORTFOLIO--         SMALL-CAP PORTFOLIO--                       EQUITY INCOME
            INVESTMENT CLASS              INVESTMENT CLASS                          PORTFOLIO--II
      ----------------------------  ----------------------------  ------------------------------------------------
        2007      2006      2005      2007      2006      2005      2007      2006      2005      2004      2003
      ------------------------------------------------------------------------------------------------------------

       $37,445   $16,410   $1,680    $24,568   $12,973   $2,922    $75,977   $50,422   $27,350   $10,477   $  684
         2,407     1,098      134      1,924       990      255      4,658     3,172     2,036       814       61
       $ 15.43   $ 14.84   $12.26    $ 12.76   $ 13.03   $11.30    $ 16.33   $ 15.85   $ 13.35   $ 12.88   $11.24
          4.0%     21.1%    22.6%      (2.1%)    15.4%    13.0%       3.0%     18.6%      3.7%     14.6%    12.4%
          1.9%      0.3%     1.3%       0.1%      0.1%       --       1.5%      1.4%      1.5%      1.6%     2.2%






                         VAN KAMPEN
                        UIF EMERGING                                  VICTORY VIF
                      MARKETS EQUITY--                            DIVERSIFIED STOCK--
                          CLASS II                                  CLASS A SHARES
      ------------------------------------------------  --------------------------------------
        2007      2006      2005      2004      2003      2007      2006      2005      2004
      ----------------------------------------------------------------------------------------

       $94,355   $38,547   $10,360   $2,508    $  127    $7,567    $5,009    $2,453    $  809
         2,520     1,445       526      173        11       499       362       200        72
       $ 37.31   $ 26.56   $ 19.37   $14.48    $11.77    $15.18    $13.80    $12.14    $11.17
         40.5%     37.2%     33.8%    23.0%     17.7%     10.0%     13.7%      8.7%     11.7%
          0.4%      0.7%      0.3%     0.6%        --     0.6%       0.3%      0.1%      1.6%

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

To the Board of Directors of New York Life Insurance and Annuity Corporation and the Variable Annuity Separate Account IV Policyowners:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the subaccounts listed in Note 1 of the New York Life Insurance and Annuity Corporation Variable Annuity Separate Account-IV as of December 31, 2007, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of New York Life Insurance and Annuity Corporation management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2007 by correspondence with the funds, provide a reasonable basis for our opinion.

(-s- PricewaterhouseCoopers LLP)

PricewaterhouseCoopers LLP
New York, New York
February 14, 2008

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

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